Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (28.3%)
$2,149,807	AccessLex Institute, Series 2007-A, Class A3, 0.48% (US0003M + 30 bps), 5/25/36, Callable 5/25/23 @ 100*	$2,112,622
476,780	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4, 0.69% (US0001M + 30 bps), 1/25/36, Callable 12/25/21 @ 100*	476,757
486,974	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 1.06% (US0001M + 65 bps), 6/28/44, Callable 12/28/21 @ 100*	487,156
880,124	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.71% (US0001M + 62 bps), 1/25/33, Callable 12/25/21 @ 100*	875,389
1,326,592	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.44% (US0001M + 135 bps), 10/25/37, Callable 7/25/24 @ 100*(a)	1,335,922
104	Citigroup Mortgage Loan Trust, Inc., Series 2005- WF1, Class A5, 5.01%, 11/25/34, Callable 12/25/21 @ 100*(b)	104
733,695	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 3/18/23 @ 100*(a)	721,920
228	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 12/25/21 @ 100*(b)(c)	227
809,714	Countrywide Asset-Backed Certificates, Series 2005-12, Class M2, 0.83% (US0001M + 49 bps), 2/25/36, Callable 12/25/21 @ 100*	809,394
1,361,367	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	1,425,457
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	800,185
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 1.96% (US0001M + 188 bps), 11/25/34, Callable 12/25/21 @ 100*	426,491
1,661,574	Goodgreen Trust, Series 2021-1A, Class A, 2.63%, 4/15/55, Callable 10/15/32 @ 100*(a)	1,665,344
197,223	Home Equity Asset Trust, Series 2005-7, Class M1, 0.77% (US0001M + 45 bps), 1/25/36, Callable 12/25/21 @ 100*	197,155
962,989	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-C, Class 2A3, 0.95% (US0001M + 86 bps), 3/25/35, Callable 12/25/21 @ 100*	962,501
54	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	54
790,308	Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.00%, 12/15/28, Callable 5/15/24 @ 100*(a)	789,054
176,097	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 0.84% (US0001M + 75 bps), 6/25/36, Callable 12/25/21 @ 100*	176,082
43,153	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.71%, 8/25/35, Callable 12/25/21 @ 100*(b)(c)	43,113
1,734,291	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 2.87% (US0001M + 278 bps), 9/25/33, Callable 12/25/21 @ 100*	1,777,142
692,099	RAAC Trust, Series 2007-SP1, Class M1, 0.95% (US0001M + 86 bps), 3/25/37, Callable 12/25/21 @ 100*	695,058

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$104,604	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32, Callable 12/25/21 @ 100*	$105,796
2,508	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.32%, 12/25/33, Callable 12/25/21 @ 100*(b)(c)	2,510
1,547,417	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	1,514,326
63,840	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 12/25/21 @ 100*(b)(c)	62,472
982,782	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 0.77% (US0001M + 68 bps), 4/25/33, Callable 12/25/21 @ 100*	981,413
1,213,305	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.81% (US0001M + 72 bps), 9/25/35, Callable 12/25/21 @ 100*	1,211,021
343,216	Structured Asset Securities Corp Mortgage Pass- Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 12/25/21 @ 100*(b)(c)	346,709
1,337,000	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 5/25/23 @ 100*(a)	1,406,357
622,832	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 8/20/22 @ 100*(a)	626,930
862,563	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	896,911
653,363	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	667,300
Total Asset Backed Securities (Cost $23,694,904)		23,598,872

Mortgage Backed Securities† (34.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
86,754	Bear Stearns Alternative Trust, Series 2006- 1, Class 21A2, 2.96%, 2/25/36, Callable 12/25/21 @ 100*(b)	72,171
9,662	Bear Stearns Alternative Trust, Series 2005- 5, Class 26A1, 4.06%, 7/25/35, Callable 12/25/21 @ 100*(b)	8,072
13,601	Countrywide Alternative Loan Trust, Series 2005- 24, Class 1A1, 1.39% (12MTA + 131 bps), 7/20/35, Callable 12/19/21 @ 100*	11,669
1,170	Deutsche Mortgage Securities, Inc., Series 2006- ABR, Class A1B1, 0.19% (US0001M + 10 bps), 10/25/36, Callable 12/25/21 @ 100*	958
2,443	Deutsche Mortgage Securities, Inc., Series 2003- 4XS, Class A6A, 5.32%, 10/25/33, Callable 12/25/21 @ 100*(b)(c)	2,447
3,990	Deutsche Mortgage Securities, Inc., Series 2006- AB4, Class A1A, 6.01%, 10/25/36, Callable 12/25/21 @ 100*(b)	4,038
4,190	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.28%, 9/25/34, Callable 12/25/21 @ 100*(b)	4,164
18,154	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.62%, 4/21/34, Callable 12/21/21 @ 100*(b)	18,206

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$377,126	Nomura Asset Acceptance Corp., Series 2005- AR4, Class 3A1, 2.95%, 8/25/35, Callable 12/25/21 @ 100*(b)	$409,051
30,066	Residential Accredit Loans, Inc., Series 2004- QA4, Class NB21, 3.01%, 9/25/34, Callable 12/25/21 @ 100*(b)	31,001
16,333	Residential Accredit Loans, Inc., Series 2006- QA1, Class A21, 4.31%, 1/25/36, Callable 12/25/21 @ 100*(b)	14,513
		576,290
Alt-A - Fixed Rate Mortgage Backed Securities (0.8%)
10,584	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 12/25/21 @ 100*	9,084
16,805	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 12/25/21 @ 100*	16,688
375	Countrywide Alternative Loan Trust, Series 2004- 12CB, Class 1A1, 5.00%, 7/25/19, Callable 12/25/21 @ 100*	379
13,434	Countrywide Alternative Loan Trust, Series 2005- J13, Class 2A3, 5.50%, 11/25/35, Callable 12/25/21 @ 100*	11,641
17,152	Countrywide Alternative Loan Trust, Series 2006- 2CB, Class A3, 5.50%, 3/25/36, Callable 12/25/21 @ 100*	10,572
17,930	Countrywide Alternative Loan Trust, Series 2006- 31CB, Class A16, 6.00%, 11/25/36, Callable 12/25/21 @ 100*	14,034
17,517	Countrywide Alternative Loan Trust, Series 2006- 43CB, Class 1A4, 6.00%, 2/25/37, Callable 12/25/21 @ 100*	13,013
127,195	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 2/25/22 @ 100*	79,328
60,724	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 12/25/21 @ 100*	59,156
40,062	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36, Callable 12/25/21 @ 100*	26,018
132	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 12/25/21 @ 100*	131
723	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 5/25/24 @ 100*	720
3,467	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/21 @ 100*	3,576
292,722	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 12/25/21 @ 100*	302,662
19,495	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 12/25/21 @ 100*	20,660
3,014	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 12/25/21 @ 100*	3,126
1,522	Residential Accredit Loans, Inc., Series 2003- QS14, Class A1, 5.00%, 7/25/18, Callable 12/25/21 @ 100*	1,370

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$101	Residential Accredit Loans, Inc., Series 2004- QS13, Class CB, 5.00%, 9/25/19, Callable 12/25/21 @ 100*	$106
5,578	Residential Accredit Loans, Inc., Series 2004- QS6, Class A1, 5.00%, 5/25/19, Callable 12/25/21 @ 100*	5,240
25,366	Residential Accredit Loans, Inc., Series 2006- QS6, Class 1A2, 6.00%, 6/25/36, Callable 12/25/21 @ 100*	25,128
41,270	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 7/25/22 @ 100*	20,375
26,364	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 12/25/21 @ 100*	20,906
12,042	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 12/25/21 @ 100*	11,790
		655,703
Prime Adjustable Rate Mortgage Backed Securities (4.3%)
940	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.72%, 5/25/35(b)	944
331,571	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 12/25/21 @ 100*(b)(c)	77,127
863,966	Banc of America Funding Corp., Series 2015-R3, Class 4A1, 0.24% (US0001M + 15 bps), 3/27/37(a)	846,954
4,238	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.25%, 6/25/34, Callable 12/25/21 @ 100*(b)	4,287
5,669	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.36%, 9/25/33, Callable 12/25/21 @ 100*(b)	5,688
6,053	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.67%, 2/25/36, Callable 12/25/21 @ 100*(b)	5,981
3,357	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.84%, 11/20/46, Callable 12/20/21 @ 100*(b)	3,212
5,171	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.11%, 9/25/34, Callable 12/25/21 @ 100*(b)	4,930
3,595	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.32%, 1/25/35, Callable 12/25/21 @ 100*(b)	3,542
4,369	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.38% (H15T1Y + 230 bps), 10/25/35, Callable 12/25/21 @ 100*	4,457
14,313	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.81%, 10/25/36, Callable 12/25/21 @ 100*(b)	14,101
9,161	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.33%, 3/25/31, Callable 12/25/21 @ 100*(b)	9,171
9,948	Chase Mortgage Finance Corp., Series 2007- A2, Class 10A1, 3.04%, 7/25/37, Callable 12/25/21 @ 100*(b)	9,161
6,253	Citigroup Mortgage Loan Trust, Inc., Series 2005- 3, Class 2A2A, 2.77%, 8/25/35(b)	6,473

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$21,518	Coast Savings & Loan Association, Series 1992- 1, Class A, 2.60%, 7/25/22, Callable 12/25/21 @ 100*(b)	$21,563
3,406	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.24%, 2/25/34, Callable 12/25/21 @ 100*(b)	3,304
8,040	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.48%, 2/19/34, Callable 12/19/21 @ 100*(b)	8,325
835	Countrywide Home Loans, Series 2004-12, Class 10A1, 2.76%, 8/25/34, Callable 12/25/21 @ 100*(b)	838
237	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 12/25/21 @ 100*(b)	241
30,151	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.47%, 11/25/32, Callable 12/25/21 @ 100*(b)	16,225
26,967	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.93%, 11/25/34, Callable 12/25/21 @ 100*(b)	28,749
7,268	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.81%, 10/25/35, Callable 12/25/21 @ 100*(b)	7,304
40,883	GMAC Mortgage Corp. Loan Trust, Series 2005- AR6, Class 3A1, 2.92%, 11/19/35, Callable 12/19/21 @ 100*(b)	41,097
7,411	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.81%, 11/25/35, Callable 12/25/21 @ 100*(b)	7,532
24,521	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.91%, 4/25/35, Callable 12/25/21 @ 100*(b)	24,562
6,104	Harborview Mortgage Loan Trust, Series 2005- 14, Class 3A1A, 2.45%, 12/19/35, Callable 12/19/21 @ 100*(b)	5,891
63,137	Harborview Mortgage Loan Trust, Series 2004- 10, Class 3A1B, 2.94%, 1/19/35, Callable 12/19/21 @ 100*(b)	62,587
11,320	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.68%, 8/25/34, Callable 12/25/21 @ 100*(b)	11,266
21,842	Indymac Index Mortgage Loan Trust, Series 2006- AR13, Class A1, 2.88%, 7/25/36, Callable 12/25/21 @ 100*(b)	18,943
22,082	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.94%, 8/25/34, Callable 12/25/21 @ 100*(b)	22,643
33,781	Indymac Index Mortgage Loan Trust, Series 2006- AR19, Class 1A2, 3.01%, 8/25/36, Callable 12/25/21 @ 100*(b)	31,100
1,666	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 2.80%, 8/25/36, Callable 12/25/21 @ 100*(b)	1,496
275	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.83%, 7/25/35, Callable 12/25/21 @ 100*(b)	275
557,198	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 1.89% (US0001M + 180 bps), 2/1/26, Callable 2/1/23 @ 100*(a)	556,791

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$600,000	Mello Warehouse Securitization Trust, Series 2021-2, Class C, 1.19% (US0001M + 110 bps), 4/25/55, Callable 4/25/24 @ 100*(a)	$598,141
1,000,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.34% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	996,336
8,156	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 2.04%, 12/25/34, Callable 12/25/21 @ 100*(b)	8,301
873	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.24%, 2/25/34, Callable 8/25/26 @ 100*(b)	899
8,205	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.59%, 7/25/34, Callable 7/25/25 @ 100*(b)	8,415
11,155	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.53%, 8/25/34, Callable 1/25/23 @ 100*(b)	11,421
4,393	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.60%, 8/25/34, Callable 8/25/22 @ 100*(b)	4,515
2,445	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.39%, 2/25/34, Callable 12/25/21 @ 100*(b)	2,394
22,116	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.59%, 12/25/34, Callable 12/25/21 @ 100*(b)	21,675
7,464	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.63%, 12/27/35, Callable 12/25/21 @ 100*(b)	7,770
12,581	Structured Asset Securities Corp., Series 2003- 24A, Class 1A3, 2.48%, 7/25/33, Callable 12/25/21 @ 100*(b)	13,117
5,449	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.93% (US0001M + 84 bps), 7/25/44, Callable 12/25/21 @ 100*.	5,455
47,385	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.56%, 11/25/36, Callable 12/25/21 @ 100*(b)	47,216
3,887	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 2.59%, 6/25/34, Callable 12/25/21 @ 100*(b)	3,993
7,944	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.84%, 9/25/36, Callable 12/25/21 @ 100*(b)	7,923
1,302	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.85%, 8/25/46, Callable 12/25/21 @ 100*(b)	1,297
		3,605,628
Prime Fixed Mortgage Backed Securities (12.0%)
695,302	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, 7/25/66, Callable 9/25/23 @ 100*(a)(b)	688,295
1,231,373	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 12/25/21 @ 100*(a)(b)	1,231,131
2,224,825	Brean Asset Backed Securities Trust, Series RM1, Class A, 1.40%, 10/25/63, Callable 9/25/27 @ 100*(a)(b)	2,119,569

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$13,777	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 12/25/21 @ 100*	$14,174
70,935	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 12/25/21 @ 100*	75,100
12,401	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 12/25/21 @ 100*	12,924
3,550	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 12/25/21 @ 100*	3,541
75,221	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	78,623
12,196	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 12/25/21 @ 100*	12,654
18,987	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 12/25/21 @ 100*	20,570
41,831	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 12/25/21 @ 100*	17,893
216,330	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 12/25/21 @ 100*	229,268
847,876	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 5/25/22 @ 100*(a)(b)	849,657
18,218	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 12/25/21 @ 100*	18,038
21,220	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 2/25/25 @ 100*	12,287
749,388	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 8/25/23 @ 100*(a)(b)	748,334
547,881	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 3/25/23 @ 100*(a)(b)	552,696
10,383	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 12/25/21 @ 100*	7,705
1,550,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1.49% (US0001M + 140 bps), 5/25/55, Callable 5/25/24 @ 100*(a).	1,546,947
5,329	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 12/25/21 @ 100*	5,171
13,197	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 12/25/21 @ 100*	13,913
811,724	Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A1, 4.12%, 10/25/48, Callable 12/25/21 @ 100*(a)(b)	816,552
71,829	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/21 @ 100*	75,324

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$854,409	Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 1/25/60, Callable 11/25/22 @ 100*(a)(b)	$858,396
		10,008,762
Subprime Mortgage Backed Securities (1.7%)
300,275	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 5/25/26 @ 100*(a)(b)	303,228
585,916	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 1/25/24 @ 100*(a)(b)	591,835
529,169	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/25 @ 100*(a)(b)	537,738
		1,432,801
U.S. Government Agency Mortgage Backed Securities (15.0%)
216,279	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	210,135
13,195	Fannie Mae, 1.70% (US0012M + 132 bps), 1/1/35, Pool #805386	13,629
824	Fannie Mae, 1.99% (H15T1Y + 192 bps), 12/1/22, Pool #303247	825
86,643	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	87,801
122,777	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	123,563
124,858	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	125,832
173,724	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	175,899
115,644	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	117,996
125,181	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	128,826
1,311	Fannie Mae, 2.27% (H15T1Y + 216 bps), 6/1/32, Pool #725286	1,311
25,173	Fannie Mae, 2.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	25,060
82,581	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	86,909
201,067	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	206,811
729,461	Fannie Mae, Series 2018-83, Class LC, 3.00%, 11/25/48	756,607
1,672,214	Fannie Mae, Series 2003-W12, Class 3A, 3.70%, 3/25/43, Callable 12/25/21 @ 100*(b)	1,783,807
699,742	Fannie Mae, Series 2003-W14, Class 2A, 3.78%, 1/25/43, Callable 12/25/21 @ 100*(b)	730,327
512,141	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 12/25/21 @ 100*(b)(c)	568,096
5,196	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 12/25/21 @ 100*(b)(c)	5,545
2,222,380	Fannie Mae, Series 2004-W3, Class A7, 5.50%, 5/25/34, Callable 12/25/21 @ 100*	2,475,051
63	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	63
7,138	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 12/25/21 @ 100*(b)(c)	7,592
7,763	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 12/25/21 @ 100*(b)(c)	9,518

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$43	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	$44
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,072
744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.60%, 9/26/33, Callable 12/26/21 @ 100*(b)(c)	797,307
1,087,234	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 12/25/21 @ 100*	1,172,562
64,481	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	65,402
582,313	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	589,063
3,056	Freddie Mac, 1.67% (US0006M + 154 bps), 4/1/36, Pool #1N0148	3,172
125,913	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	128,182
163,857	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	167,061
54,865	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	55,161
410,369	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	416,129
70,647	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	70,924
9,579	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	9,633
175,329	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	178,259
328,555	Freddie Mac, Series T-67, Class 1A1C, 3.00%, 3/25/36, Callable 12/25/21 @ 100*(b)	353,462
474,284	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	496,842
2,823	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	3,008
153	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23, Callable 1/15/22 @ 100*	156
119	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 1/15/22 @ 100*	120
115	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22, Callable 1/15/22 @ 100*	117
7,977	Government National Mortgage Assoc., 1.87% (H15T1Y + 150 bps), 5/20/34, Pool #80916	8,205
332,182	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	339,667
496	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	499
1,414	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	1,444
804	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	811
1,290	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,307
1,524	Government National Mortgage Assoc., 2.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	1,580
4,459	Government National Mortgage Assoc., 2.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	4,493
2,248	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	2,300
76	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	84

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$41	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	$43
25	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	25
145	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	147
		12,509,484
Total Mortgage Backed Securities (Cost $28,851,748)		28,788,668

Corporate Bonds (19.3%)
Aerospace & Defense (1.3%)
920,000	Boeing Co. (The), 7.95%, 8/15/24	1,081,375
Banks (4.9%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,498,079
1,500,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	1,509,391
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,035,606
		4,043,076
Capital Markets (1.3%)
1,116,000	Goldman Sachs Group, Inc. (The), 1.30%, 11/15/24, Callable 11/15/22 @ 100, MTN *	1,115,237
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	11,000
		1,126,237
IT Services (1.4%)
1,206,000	Western Union Co. (The), 1.35%, 3/15/26, Callable 2/15/26 @ 100 *	1,180,771
Oil, Gas & Consumable Fuels (6.6%)
2,515,000	HollyFrontier Corp., 2.63%, 10/1/23	2,574,857
900,000	ONEOK, Inc., 2.20%, 9/15/25, Callable 8/15/25 @ 100 *	916,707
1,915,000	ONEOK, Inc., 2.75%, 9/1/24, Callable 8/1/24 @ 100 *	1,980,006
		5,471,570
Tobacco (3.8%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 *	2,359,910
806,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100 *	837,559
		3,197,469
Total Corporate Bonds (Cost $16,833,594)		16,100,498

Taxable Municipal Bonds (1.7%)
Georgia (1.7%)
1,285,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,397,961
Total Taxable Municipal Bonds (Cost $1,365,521)		1,397,961

U.S. Government Agency Securities (2.6%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 12/15/21 @ 100 *	970,828
Federal Home Loan Banks
1,240,000	0.40%, 8/26/26, Callable 2/26/22 @ 100 *(b)	1,232,902
Total U.S. Government Agency Securities (Cost $2,240,000)		2,203,730

U.S. Treasury Obligations (9.4%)
U.S. Treasury Notes
5,369,000	0.50%, 2/28/26	5,238,550
2,500,000	1.50%, 10/31/24	2,550,000
Total U.S. Treasury Obligations (Cost $7,765,929)		7,788,550

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (6.2%)
5,129,012	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(e)	$5,129,012
Total Investment in Affiliates (Cost $5,129,012)		5,129,012

Total Investments (Cost $85,880,708) - 102.0%		85,007,291
Liabilities in excess of other assets — (2.0)%		(1,681,303)
Net Assets - 100.0%		$83,325,988

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2021.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2021.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (13.8%)
$220,513	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 12/28/21 @ 100*(a)(b)	$223,648
355,333	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/45, Callable 11/18/22 @ 100*(b)	354,128
250,000	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(b).	245,960
273,625	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(b)	274,728
280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(b)	277,980
289,156	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(b)	289,260
219,789	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 4/20/25 @ 100*(b)	222,887
250,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(b)	261,247
252,633	Textainer Marine Containers VII, Ltd., Series 2A, Class A, 2.23%, 4/20/46, Callable 4/20/23 @ 100*(b)	252,621
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(b)	294,097
267,158	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(b)	265,792
233,125	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(b)	242,408
152,704	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(b)	152,012
Total Asset Backed Securities (Cost $3,369,813)		3,356,768

Mortgage Backed Securities† (15.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
40,278	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.63% (US0001M + 54 bps), 8/25/35, Callable 12/25/21 @ 100*	40,398
Alt-A - Fixed Rate Mortgage Backed Securities (1.7%)
50,154	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/21 @ 100*..	43,267
3,049	Countrywide Alternative Loan Trust, Series 2005- 3CB, Class 1A4, 5.25%, 3/25/35, Callable 12/25/21 @ 100*	3,006
9,529	Countrywide Alternative Loan Trust, Series 2004- 5CB, Class 1A1, 6.00%, 5/25/34, Callable 12/25/21 @ 100*	9,901
66,944	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 2/25/22 @ 100*	41,752
45,943	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 4.92%, 6/25/36, Callable 12/25/21 @ 100*(a)	45,914

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$8,521	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 12/25/21 @ 100*	$8,902
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 12/25/21 @ 100*	3,616
10,536	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 12/25/21 @ 100*	10,940
152	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 5/25/24 @ 100*	151
15,126	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/21 @ 100*	16,117
6,985	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 12/25/21 @ 100*	7,507
14,089	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 12/25/21 @ 100*	14,810
25,109	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 12/25/21 @ 100*	26,960
698	Nomura Asset Acceptance Corp., Series 2005- WF1, Class 2A5, 5.66%, 3/25/35, Callable 12/25/21 @ 100*(a)(c)	711
84,165	Nomura Asset Acceptance Corp., Series 2006- AF1, Class 1A2, 6.16%, 5/25/36, Callable 12/25/21 @ 100*(a)	26,573
35,995	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.33%, 10/25/40, Callable 12/25/21 @ 100*(a)(b)	27,180
2	Residential Accredit Loans, Inc., Series 2003- QS18, Class A1, 5.00%, 9/25/18, Callable 12/25/21 @ 100*	2
1,534	Residential Accredit Loans, Inc., Series 2006- QS18, Class 3A3, 5.75%, 12/25/21, Callable 12/25/21 @ 100*	1,485
22,724	Residential Accredit Loans, Inc., Series 2006- QS12, Class 1A2, 6.50%, 9/25/36, Callable 12/25/21 @ 100*	14,697
38,269	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 5/25/22 @ 100*	26,969
41,709	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 1/25/22 @ 100*	35,600
41,005	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 12/25/21 @ 100*	40,824
		406,884
Prime Adjustable Rate Mortgage Backed Securities (3.1%)
5,656	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.61%, 11/20/34, Callable 12/20/21 @ 100*(a)	5,732
4,102	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.58%, 11/25/34, Callable 12/25/21 @ 100*(a)	4,381

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$1,634	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.66%, 10/25/33, Callable 12/25/21 @ 100*(a)	$1,758
464	Countrywide Home Loans, Series 2004-12, Class 10A1, 2.76%, 8/25/34, Callable 12/25/21 @ 100*(a)	465
10,614	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.76%, 2/25/34, Callable 12/25/21 @ 100*(a)	10,234
10,099	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.33%, 4/25/37, Callable 12/25/21 @ 100*(a)	9,183
18,884	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.59%, 2/25/35, Callable 12/25/21 @ 100*(a)	18,710
3,242	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.78% (US0003M + 101 bps), 4/25/36, Callable 12/25/21 @ 100*	3,172
193,920	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.18%, 9/25/35, Callable 12/25/21 @ 100*(a)	198,449
16,171	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.23%, 10/25/36, Callable 12/25/21 @ 100*(a)	13,665
218,651	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.58% (US0001M + 150 bps), 5/1/24(b)	217,536
100,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.39% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(b)	99,835
167,251	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.88%, 6/20/44, Callable 1/20/22 @ 100*(a)(b)	167,365
		750,485
Prime Fixed Mortgage Backed Securities (4.2%)
3,026	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 12/25/21 @ 100*(a)(c)	2,893
170,082	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 12/25/21 @ 100*(a)(b)	169,796
13,118	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 12/25/21 @ 100*	8,322
5,659	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	6,026
7,378	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A3, 6.75%, 7/25/34, Callable 12/25/21 @ 100*	7,757
2,970	Countrywide Alternative Loan Trust, Series 2003- J3, Class 2A1, 6.25%, 12/25/33, Callable 12/25/21 @ 100*	3,064
1,004	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 12/25/21 @ 100*.	1,007
6,912	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 12/25/21 @ 100*	4,945
4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99, Callable 12/25/21 @ 100*	4,106

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$10,627	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 12/25/21 @ 100*	$11,020
20	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 12/25/21 @ 100*	21
240,120	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 10/25/42 @ 100*(a)(b)	243,103
29,423	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 2/25/23 @ 100*(a)(b)	29,691
161,531	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 8/25/23 @ 100*(a)(b)	162,780
157,586	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 12/25/21 @ 100*	162,470
104	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 12/25/21 @ 100*	104
615	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 12/25/21 @ 100*	662
1,388	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 12/25/21 @ 100*	1,444
29,804	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 5/25/30 @ 100*	27,236
8,912	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/21 @ 100*	9,346
62	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 12/28/21 @ 100*	65
803	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 12/25/21 @ 100*	833
458	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 6/25/27 @ 100*	489
174,129	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 12/25/37 @ 100*(a)	176,292
		1,033,472
Subprime Mortgage Backed Securities (0.7%)
53,075	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 8/25/24 @ 100*(a)(b)	53,835
128,516	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 11/25/25 @ 100*(a)(b)	131,744
		185,579
U.S. Government Agency Mortgage Backed Securities (5.6%)
20	Fannie Mae, Series 1992-45, Class F, 1.49% (T7Y ), 4/25/22	20
1,475	Fannie Mae, 1.88% (US0012M + 162 bps), 9/1/33, Pool #739372	1,485
129,151	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	131,972

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$30,285	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	$30,521
1,815	Fannie Mae, 2.23% (US0012M + 186 bps), 1/1/37, Pool #906675	1,816
50,072	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	51,531
76,906	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	79,518
72,155	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	74,365
45,190	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	45,692
—	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	—
136,604	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	142,189
217,314	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	237,627
102	Fannie Mae, 6.00%, 4/1/35, Pool #735503	116
682	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	776
9,824	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 12/25/21 @ 100*	11,595
366	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 12/25/21 @ 100*	421
54	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	54
2	Freddie Mac, Series 1222, Class P, 1.19% (T10Y - 40 bps), 3/15/22, Callable 1/15/22 @ 100*	2
81,490	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	82,434
54,332	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	54,991
62,679	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	63,717
215,860	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	223,000
15,473	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	15,653
9,328	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	9,332
257	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22, Callable 1/15/22 @ 100*	262
507	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 1/15/22 @ 100*	533
822	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 1/15/22 @ 100*	909
80	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 1/15/22 @ 100*	81
281	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 1/15/22 @ 100*	284
71,182	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	72,786
570	Government National Mortgage Assoc., Series 2010-98, Class CH, 3.00%, 10/20/39	569
17,209	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	17,466
4,077	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	4,093
47	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	51

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$186	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	$196
35	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	37
13	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	13
879	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	941
2,804	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	3,032
		1,360,080
Total Mortgage Backed Securities (Cost $3,785,878)		3,776,898

Corporate Bonds (29.3%)
Aerospace & Defense (1.9%)
450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100 *	467,377
Airlines (1.1%)
234,858	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 4/15/29	256,616
Banks (3.2%)
510,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	526,911
250,000	Wells Fargo & Co., 2.88%, 10/30/30, Callable 10/30/29 @ 100, MTN *(a)	259,306
		786,217
Capital Markets (1.3%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	309,343
Diversified Financial Services (1.3%)
300,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100 *	318,779
Electric Utilities (1.2%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	292,561
Entertainment (2.2%)
215,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	214,646
300,000	Walt Disney Co. (The), 3.35%, 3/24/25	318,801
		533,447
Equity Real Estate Investment Trusts (0.4%)
106,310	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (b)	107,432
Food Products (1.3%)
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(b)	321,935
Health Care Providers & Services (2.6%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	234,851
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	408,535
		643,386
Hotels, Restaurants & Leisure (1.9%)
425,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	460,083
Household Durables (1.8%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	433,186
Insurance (1.3%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	310,927

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Internet & Direct Marketing Retail (1.5%)
$335,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	$360,633
Multiline Retail (1.0%)
235,000	Target Corp., 2.25%, 4/15/25, Callable 3/15/25 @ 100 *	242,390
Oil, Gas & Consumable Fuels (1.6%)
380,000	HollyFrontier Corp., 2.63%, 10/1/23	389,044
Semiconductors & Semiconductor Equipment (2.1%)
24,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(b)	23,705
451,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	493,804
		517,509
Technology Hardware, Storage & Peripherals (1.6%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	376,675
Total Corporate Bonds (Cost $7,078,428).		7,127,540

Taxable Municipal Bonds (18.1%)
Alabama (1.3%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	318,389
Arizona (1.0%)
250,000	City of Glendale Arizona, Certificate participation, 0.90%, 7/1/24	249,142
California (2.6%)
600,000	Riverside Unified School District, GO, 2.27%, 2/1/25	622,316
Colorado (1.2%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23, GNMA: GOV. NATL MTGE ASSOCIATION	149,855
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	148,498
		298,353
New York (2.6%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @100	312,663
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	316,557
		629,220
Rhode Island (1.8%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	423,013
Texas (3.3%)
500,000	Austin Community College District Revenue, 0.93%, 2/1/25	495,050
300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	312,495
		807,545
Utah (1.3%)
300,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @100	300,800
Virginia (1.1%)
275,000	Virginia Housing Development Authority Revenue, Series F, 1.65%, 7/1/26, HUD: US DEPT OF HSG AND URBAN DEV	275,363

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Washington (1.2%)
$300,000	Pierce County School District No. 10 Tacoma, GO, 0.53%, 12/1/23, SCH BD GTY	$299,459
Wisconsin (0.7%)
165,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	170,287
Total Taxable Municipal Bonds (Cost $4,298,987)		4,393,887

U.S. Government Agency Securities (1.0%)
Federal Home Loan Banks
250,000	0.63%, 8/16/28, Callable 2/16/22 @ 100 *(a)	246,715
Total U.S. Government Agency Securities (Cost $250,000)		246,715

U.S. Treasury Obligations (17.2%)
U.S. Treasury Notes
775,000	1.25%, 8/15/31	762,527
2,193,000	2.00%, 4/30/24	2,262,902
1,082,000	2.25%, 2/15/27	1,140,496
Total U.S. Treasury Obligations (Cost $4,187,108)		4,165,925

Investment in Affiliates (5.8%)
1,408,322	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	1,408,322
Total Investment in Affiliates (Cost $1,408,322)		1,408,322

Total Investments (Cost $24,378,536) - 100.7%		24,476,055
Liabilities in excess of other assets — (0.7)%		(175,497)
Net Assets - 100.0%		$24,300,558

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2021 (Unaudited)	Concluded

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2021.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2021.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—” are either 0 or round to less than 1.

AGC	Assured Guaranty Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SCH BD GTY	School Board Guaranty
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (15.3%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$817,673
543,142	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 12/28/21 @ 100*(a)(b)	550,864
19,572	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 12/25/21 @ 100*(b)(c)	19,971
553,039	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 11/25/26 @ 100*(a)	569,467
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 6/15/31 @ 100*(a)	1,073,626
1,000,000	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	983,840
1,115,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,106,956
1,000,610	Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.43%, 11/15/39(a)	991,632
838,062	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	838,365
967,550	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 4/20/25 @ 100*(a)	981,186
2	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 12/25/21 @ 100*(b)	2
415,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	433,670
1,046,750	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 1/20/24 @ 100*(a)	1,089,595
923,875	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(a)	960,107
26,838	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 12/25/21 @ 100*(a)	26,658
388,000	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	422,679
889,373	Textainer Marine Containers VIII, Ltd., Series 2A-A, Class A, 2.10%, 9/20/45, Callable 9/20/22 @ 100*(a)	889,053
982,187	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/46, Callable 2/20/23 @ 100*(a)	953,237
943,333	Triton Container Finance VIII LLC, Series 2021- 1A, Class A, 1.86%, 3/20/46, Callable 4/20/23 @ 100*(a)	922,193
493,170	TRP-TRIP Rail Master Funding LLC, Series 2021- 2, Class A, 2.15%, 6/19/51, Callable 6/17/22 @ 100*(a)	490,875
208,634	UBS Commercial Mortgage Trust, Series 2018- C10, Class A1, 3.18%, 5/15/51, Callable 3/15/23 @ 100*	211,721
1,119,000	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	1,163,560

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$669,929	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	$666,892
528,675	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	539,953
Total Asset Backed Securities (Cost $16,824,686)		16,703,775

Mortgage Backed Securities† (15.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
129,942	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.63% (US0001M + 54 bps), 8/25/35, Callable 12/25/21 @ 100*	130,326
59,095	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.99%, 11/25/36, Callable 8/25/22 @ 100*(b)	38,109
4,880	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 12/25/21 @ 100*(b)(c)	4,960
		173,395
Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
9,502	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 12/25/21 @ 100*	9,441
30,093	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/21 @ 100*	25,961
21,918	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 12/25/21 @ 100*	11,595
48,743	Countrywide Alternative Loan Trust, Series 2005- 46CB, Class A3, 5.50%, 10/25/35, Callable 12/25/21 @ 100*	44,647
6,885	Countrywide Alternative Loan Trust, Series 2004- 22CB, Class 1A1, 6.00%, 10/25/34, Callable 12/25/21 @ 100*	7,133
23,391	Countrywide Alternative Loan Trust, Series 2006- 8T1, Class 1A4, 6.00%, 4/25/36, Callable 12/25/21 @ 100*	16,003
156,977	Countrywide Alternative Loan Trust, Series 2007- 9T1, Class 1A7, 6.00%, 5/25/37, Callable 12/25/21 @ 100*	102,771
180,032	Countrywide Alternative Loan Trust, Series 2006- 36T2, Class 2A4, 6.25%, 12/25/36, Callable 8/25/23 @ 100*	111,612
186	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33, Callable 12/25/21 @ 100*	185
1,492	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25, Callable 12/25/21 @ 100*	1,358
16,989	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 3/25/25 @ 100*	16,971
41,528	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/21 @ 100*	42,840
15,126	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/21 @ 100*	16,117
16,292	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 9/25/26 @ 100*	16,284

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$1,962	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 12/25/21 @ 100*	$2,063
7,808	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 12/25/21 @ 100*	8,163
963,115	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3, 3.96%, 8/15/46, Callable 5/15/23 @ 100*	983,013
189,712	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35, Callable 12/25/21 @ 100*	150,791
		1,566,948
Prime Adjustable Rate Mortgage Backed Securities (4.4%)
485,201	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 2/25/43 @ 100*(a)(b)	491,610
1,026,494	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 4/25/40 @ 100*(a)(b)	1,039,245
129,926	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.54%, 8/25/35, Callable 12/25/21 @ 100*(b)	131,688
4,181	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 2.98%, 6/25/36, Callable 12/25/21 @ 100*(b)	3,417
1,041,195	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.58% (US0001M + 150 bps), 5/1/24(a)	1,035,888
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class A, 0.79% (US0001M + 70 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	497,542
150,000	Mello Warehouse Securitization Trust, Series 2021-1, Class 21-C, 1.19% (US0001M + 110 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	149,566
270,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.39% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	269,555
13,155	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 1.86%, 4/25/29, Callable 12/25/21 @ 100*(b)	12,859
1,100,000	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(b)	1,100,888
4,105	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 2.71%, 6/25/36, Callable 12/25/21 @ 100*(b)	3,153
		4,735,411
Prime Fixed Mortgage Backed Securities (4.1%)
470,854	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 7/25/22 @ 100*(a)(b)	473,496
2,843	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 12/25/21 @ 100*	2,349
115,286	Chaseflex Trust, Series 2006-2, Class A5, 4.44%, 9/25/36, Callable 12/25/21 @ 100*(b)	115,366
1,408,986	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 10/25/28 @ 100*(a)(b)	1,426,893
15,389	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	16,387

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$2,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 12/25/21 @ 100*	$2,036
3,606	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 12/25/21 @ 100*	3,751
3,419	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 12/25/21 @ 100*	3,561
72,524	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37, Callable 12/25/21 @ 100*	45,028
92,409	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 12/25/21 @ 100*	41,856
109	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	114
1,338	GMAC Mortgage Corp. Loan Trust, Series 2003- GH2, Class A4, 5.50%, 10/25/33, Callable 12/25/21 @ 100*(b)(c)	1,376
15,327	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.59%, 4/25/36, Callable 12/25/21 @ 100*(b)	13,966
19,849	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 12/25/21 @ 100*	20,134
884,279	Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A10, 2.50%, 6/1/51, Callable 7/25/37 @ 100*(a)(b)	896,507
4,042	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 12/25/21 @ 100*	4,206
103,201	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 12/25/21 @ 100*	102,669
36,777	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 12/25/21 @ 100*	7,652
188,147	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 12/25/21 @ 100*	190,598
5,033	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 12/25/21 @ 100*	5,285
41,112	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 6/25/27 @ 100*	43,948
773,906	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 12/25/37 @ 100*(a)(b)	783,519
125,429	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 8/25/22 @ 100*(a)(b)	126,378
134,937	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 12/20/21 @ 100*(a)(b)	136,537
		4,463,612
Subprime Mortgage Backed Securities (0.8%)
322,793	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/25 @ 100*(a)(b)	328,020

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$141,534	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 8/25/24 @ 100*(a)(b)	$143,560
364,130	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 11/25/25 @ 100*(a)(b)	373,276
		844,856
U.S. Government Agency Mortgage Backed Securities (5.0%)
129,587	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	131,373
230,859	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	234,450
305,313	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	311,981
298,853	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	303,516
134,093	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	136,645
515,024	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	522,309
185,744	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	189,545
62,591	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	64,414
9,621	Fannie Mae, 2.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	9,677
158,018	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	159,728
128,513	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	132,880
198,746	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	203,900
54,116	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	55,774
—	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	—
293,949	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	303,225
55,222	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	56,805
274,164	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	285,372
738,866	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	807,931
143,975	Fannie Mae, Series 2018-M13, Class A1, 3.82%, 3/25/30(b)	154,957
17,475	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	18,375
12,527	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 12/25/21 @ 100*(b)(c)	13,392
233	Fannie Mae, 5.00%, 8/1/33, Pool #730856	263
112	Fannie Mae, 5.00%, 7/1/35, Pool #832198	127
156	Fannie Mae, 5.50%, 2/1/33, Pool #683351	175
95	Fannie Mae, 5.50%, 9/1/34, Pool #725773	109
1,367	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	1,507
1,173	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	1,210
25,146	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.16%, 8/25/42, Callable 12/25/21 @ 100*(b)	26,109

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$14,315	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	$14,346
98,314	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	100,237
104,465	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	106,195
2,309	Freddie Mac, 2.25% (H15T1Y + 213 bps), 4/1/24, Pool #409624	2,312
262,819	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	267,210
89,836	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41, Callable 12/15/31 @ 100*	92,274
122,502	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	129,844
45,110	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	47,737
483	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	508
199	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	222
1,142	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	1,270
653	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	747
8,018	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	8,943
85	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 1/15/22 @ 100*	85
154,227	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	157,702
291,239	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	304,640
106,804	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	113,107
—	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	—
16,409	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	17,326
813	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	822
3,253	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	3,521
1,974	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	2,041
		5,496,838
Total Mortgage Backed Securities (Cost $17,175,961)		17,281,060

Corporate Bonds (34.4%)
Aerospace & Defense (1.4%)
1,450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100 *	1,505,993
Airlines (0.9%)
944,852	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 4/15/29	1,032,385
Banks (3.9%)
1,940,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	2,004,326
1,100,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,110,296
1,100,000	Wells Fargo & Co., 3.07%, 4/30/41, Callable 4/30/40 @ 100 *(b)	1,131,954
		4,246,576

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Beverages (0.8%)
$800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	$843,960
Capital Markets (2.2%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,386,711
1,000,000	LSEGA Financing PLC, 1.38%, 4/6/26, Callable 3/6/26 @ 100 *(a)	985,721
		2,372,432
Diversified Financial Services (0.8%)
850,000	Korea Development Bank, 2.75%, 3/19/23	873,035
Diversified Telecommunication Services (1.4%)
1,520,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 *	1,541,913
Electric Utilities (1.0%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	1,063,860
Entertainment (0.7%)
715,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	713,823
Equity Real Estate Investment Trusts (1.2%)
159,465	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	161,147
1,100,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100 *(a)	1,104,574
		1,265,721
Food Products (2.2%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100 *	1,174,166
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(a)	310,445
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	885,320
		2,369,931
Health Care Providers & Services (3.6%)
1,000,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	1,043,782
725,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	747,331
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	1,155,477
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	982,691
		3,929,281
Hotels, Restaurants & Leisure (2.8%)
1,500,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	1,623,822
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	348,019
1,000,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	1,115,916
		3,087,757
Household Durables (0.6%)
620,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	671,439
Insurance (1.0%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,140,064
Internet & Direct Marketing Retail (1.0%)
1,000,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	1,076,518

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
IT Services (1.9%)
$1,000,000	International Business Machines Corp., 3.50%, 5/15/29	$1,086,716
770,000	Western Union Co. (The), 6.20%, 11/17/36	963,597
		2,050,313
Multiline Retail (0.9%)
1,000,000	Target Corp., 2.25%, 4/15/25, Callable 3/15/25 @ 100 *	1,031,448
Oil, Gas & Consumable Fuels (1.8%)
1,000,000	HollyFrontier Corp., 2.63%, 10/1/23	1,023,800
900,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100 *	985,182
		2,008,982
Semiconductors & Semiconductor Equipment (2.2%)
97,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(a)	95,807
1,778,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	1,946,749
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	347,787
		2,390,343
Specialty Retail (1.1%)
1,000,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	1,160,432
Technology Hardware, Storage & Peripherals (1.0%)
1,000,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	1,076,215
Total Corporate Bonds (Cost $36,636,230)		37,452,421

Taxable Municipal Bonds (14.9%)
Kentucky (0.7%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	772,968
Massachusetts (1.1%)
1,150,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	1,204,964
Michigan (1.4%)
500,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	511,173
1,000,000	Michigan State Housing Development Authority Revenue, Series B, 3.49%, 12/1/40, Continuously Callable @100	1,054,408
		1,565,581
New York (1.2%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,354,205
Oklahoma (2.6%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	539,463
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	460,020
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,845,071
		2,844,554
Oregon (0.9%)
1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @100	984,018

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Pennsylvania (1.1%)
$1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	$1,244,436
Texas (3.8%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,157,008
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,184,779
675,000	Country of Galveston Texas, Build America Bonds, GO, 5.91%, 2/1/29	786,694
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	958,253
		4,086,734
Washington (2.1%)
1,200,000	County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @100	1,163,372
1,070,000	Pierce County School District No 10 Tacoma, GO, 1.90%, 12/1/33, SCH BD GTY	1,070,462
		2,233,834
Total Taxable Municipal Bonds (Cost $15,900,275)		16,291,294

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Washington, continued:

U.S. Government Agency Securities (1.9%)
Federal Home Loan Banks
$2,075,000	0.63%, 8/26/26, Callable 2/26/22 @ 100 *(b)	$2,053,412
Total U.S. Government Agency Securities (Cost $2,075,000)		2,053,412

U.S. Treasury Obligations (14.6%)
U.S. Treasury Bonds
3,405,000	1.75%, 8/15/41	3,343,816
U.S. Treasury Notes
3,255,000	1.13%, 2/15/31	3,177,694
257,000	1.38%, 10/15/22	259,590
4,547,000	2.00%, 4/30/24	4,691,936
4,233,000	2.25%, 2/15/27	4,461,846
		12,591,066
Total U.S. Treasury Obligations (Cost $15,751,020)		15,934,882

Investment in Affiliates (2.6%)
2,822,431	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	2,822,431
Total Investment in Affiliates (Cost $2,822,431)		2,822,431

Total Investments (Cost $107,185,603) - 99.6%		108,539,275
Other assets in excess of liabilities — 0.4%		392,259
Net Assets - 100.0%		$108,931,534

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2021.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2021.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—“ are either 0 or round to less than 1.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (15.0%)
$374,063	AB Issuer LLC, Series 2021-1, Class A2, 3.73%, 7/30/51, Callable 1/30/26 @ 100*(a)	$377,824
94,467	ABFC Trust, Series 2005-AQ1, Class A6, 4.51%, 1/25/35, Callable 12/25/21 @ 100*(b)(c)	97,382
600,000	Amur Equipment Finance Receivables LLC, Series 2021-1A, Class E, 4.13%, 3/20/28, Callable 1/20/25 @ 100*(d)	594,320
287,868	Bayview Commercial Asset Trust, Series 2004-3, Class A1, 0.64% (US0001M + 56 bps), 1/25/35, Callable 12/25/21 @ 100*(a)	286,366
6,289	Bayview Financial Mortgage Pass Trust, Series 2005-D, Class AF4, 5.50%, 12/28/35, Callable 12/28/21 @ 100*(b)	6,273
22,772	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57, Callable 4/28/22 @ 100*(a)(b)	22,941
33,611	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A2, 1.39% (US0001M + 130 bps), 3/25/37, Callable 1/25/24 @ 100*(a)	33,602
20,498	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32, Callable 12/25/21 @ 100*	20,853
57,863	Credit-Based Asset Servicing And Securitization LLC, Series 2005-RP2, Class M2, 2.49% (US0001M + 160 bps), 9/25/35, Callable 12/25/21 @ 100*(a)	58,873
98,857	Credit-Based Asset Servicing And Securitization LLC, Series 2007-SP1, Class A4, 4.77%, 12/25/37, Callable 12/25/21 @ 100*(a)(b)(c)	99,339
25,642	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.79%, 11/25/34, Callable 12/25/21 @ 100*(b)(c)	25,994
178,755	GSAMP Trust, Series 2006-HE1, Class M1, 0.68% (US0001M + 39 bps), 1/25/36, Callable 12/25/21 @ 100*	178,857
27,616	MASTR Asset Backed Securities Trust, Series 2004-FRE1, Class M6, 2.19% (US0001M + 210 bps), 7/25/34, Callable 12/25/21 @ 100*	27,630
433,175	Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1.44% (US0001M + 135 bps), 3/25/33, Callable 12/25/21 @ 100*	435,960
288,550	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, 4/30/51, Callable 10/30/26 @ 100*(a)	291,801
408,155	NovaStar Mortgage Funding Trust, Series 2003-4, Class A1, 0.83% (US0001M + 74 bps), 2/25/34, Callable 12/25/21 @ 100*	404,640
21,562	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.61%, 12/25/34, Callable 12/25/21 @ 100*(b)(c)	21,945
38,628	Residential Asset Securities Corp., Series 2004- KS8, Class MI1, 5.34%, 9/25/34, Callable 12/25/21 @ 100*(b)	39,348
54,627	Saxon Asset Securities Trust, Series 2007-1, Class A2C, 0.24% (US0001M + 15 bps), 1/25/47, Callable 1/25/27 @ 100*	54,334
Total Asset Backed Securities (Cost $3,051,860)		3,078,282

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (32.4%)
Alt-A - Fixed Rate Mortgage Backed Securities (4.0%)
$18,700	Bear Stearns Asset-Backed Securities Trust, Series 2004-AC3, Class A1, 5.25%, 6/25/34, Callable 12/25/21 @ 100*(b)(c)	$19,472
13,228	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34, Callable 12/25/21 @ 100*	13,560
14,122	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34, Callable 12/25/21 @ 100*	14,466
93,163	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33, Callable 12/25/21 @ 100*	96,837
31,511	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34, Callable 12/25/21 @ 100*	31,904
26,455	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 12/25/21 @ 100*	26,976
11,682	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34, Callable 12/25/21 @ 100*	12,279
87,763	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34, Callable 12/25/21 @ 100*	91,929
118,497	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33, Callable 12/25/21 @ 100*	124,654
33,634	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34, Callable 12/25/21 @ 100*	34,857
264,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33, Callable 12/25/21 @ 100*	271,072
66,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33, Callable 12/25/21 @ 100*	67,707
20,006	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.13%, 2/25/34, Callable 12/25/21 @ 100*(b)(c)	20,405
		826,118
Prime Adjustable Rate Mortgage Backed Securities (14.4%)
53,117	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 1.94%, 8/25/34, Callable 12/25/21 @ 100*(b)	54,337
91,172	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 5.20%, 8/25/33, Callable 12/25/21 @ 100*(b)	94,219
327,977	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.58% (US0001M + 150 bps), 5/1/24(a)	326,305
539,704	LSTAR Securities Investment, Ltd., Series 2019-4, Class A2, 3.58% (US0001M + 250 bps), 5/1/24(a)	585,101
715,107	LSTAR Securities Investment, Ltd., Series 2019-3, Class A2, 3.59% (US0001M + 250 bps), 4/1/24(a)	715,107
500,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.34% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	498,168

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class G, 4.46% (US0001M + 438 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	$501,441
72,808	RBSSP Resecuritization Trust, Series 2011-3, Class 2A1, 0.59% (US0001M + 25 bps), 2/26/37(a)	72,966
30,150	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.41%, 9/25/34, Callable 12/25/21 @ 100*(b)	30,814
32,447	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 2.61%, 7/25/34, Callable 12/25/21 @ 100*(b)	33,279
53,606	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.88%, 6/20/44, Callable 1/20/22 @ 100*(a)(b)	53,643
		2,965,380
Prime Fixed Mortgage Backed Securities (9.5%)
116,490	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34, Callable 12/25/21 @ 100*	120,098
11,971	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34, Callable 12/25/21 @ 100*	12,288
348,156	Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(d)	318,372
7,859	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36, Callable 12/25/21 @ 100*	7,866
9,288	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36, Callable 12/25/21 @ 100*	9,504
105,660	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35, Callable 12/25/21 @ 100*	107,039
20,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34, Callable 12/25/21 @ 100*	20,304
77,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34, Callable 12/25/21 @ 100*	78,364
36,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34, Callable 12/25/21 @ 100*	36,543
172,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35, Callable 12/25/21 @ 100*	174,472
105,790	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34, Callable 12/25/21 @ 100*	106,556
40,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 12/25/21 @ 100*	40,714
39,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34, Callable 12/25/21 @ 100*	39,805
58,637	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34, Callable 12/25/21 @ 100*	59,686

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$93,284	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 12/25/21 @ 100*	$95,475
255,000	Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.84% (US0001M + 475 bps), 4/25/55, Callable 4/25/24 @ 100*(a)	254,418
415,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 5.34% (US0001M + 525 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	414,512
54,000	WaMu Mortgage Pass-Through Certificate, Series 2004-RS1, Class A3, 5.50%, 11/25/33, Callable 12/25/21 @ 100*	55,607
		1,951,623
U.S. Government Agency Mortgage Backed Securities (4.5%)
56,476	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	57,514
83,423	Fannie Mae, Series 2003-W14, Class 2A, 3.78%, 1/25/43, Callable 12/25/21 @ 100*(b)	87,069
173,827	Fannie Mae, Series 2003-W13, Class AF5, 4.80%, 10/25/33, Callable 12/25/21 @ 100*(b)(c)	196,003
113,755	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 12/25/21 @ 100*(b)(c)	121,608
130,856	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34, Callable 12/25/21 @ 100*	141,971
119,664	Fannie Mae, Series 240, Class 11, 9.00%, 9/25/23	127,045
138,128	Fannie Mae, Series 250, Class 11, 9.00%, 10/25/23	147,173
38,688	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46, Callable 7/25/25 @ 100*	39,613
		917,996
Total Mortgage Backed Securities (Cost $6,561,354)		6,661,117

Corporate Bonds (28.7%)
Aerospace & Defense (2.8%)
389,000	The Boeing Co., 8.75%, 9/15/31	572,216
Airlines (2.6%)
372,560	Alaska Airlines Pass Through Trust, Class B, 8.00%, 2/15/27 (a)	417,631
122,657	American Airlines Pass-Through Trust, Class A, 4.95%, 7/15/24	125,737
		543,368
Banks (4.0%)
543,000	Citigroup, Inc., 4.00% (H15T5Y + 360 bps), 12/31/99, Callable 12/10/25 @ 100 *	538,862
273,000	Wells Fargo & Co., 3.90% (H15T5Y + 345 bps), 12/31/99, Callable 3/15/26 @ 100 *	274,638
		813,500
Capital Markets (2.4%)
500,000	The Goldman Sachs Group, Inc., 3.80% (H15T5Y + 297 bps), 12/31/99, Callable 5/10/26 @ 100 *	487,100
Chemicals (2.3%)
400,000	Monsanto Co., 5.50%, 7/30/35	467,603
Oil, Gas & Consumable Fuels (4.2%)
287,000	HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100 *	309,120
26,000	ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100 *	29,910

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
November 30, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$425,000	ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100 *	$534,141
		873,171
Sovereign Bond (2.2%)
450,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37, Callable 12/28/22 @ 100 *	451,387
Technology Hardware, Storage & Peripherals (1.4%)
209,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100 *	283,701
Tobacco (6.8%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100 *	228,882
546,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100 *	615,704
156,000	Philip Morris International, Inc., 6.38%, 5/16/38	219,808

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Tobacco, continued:
$227,000	Reynolds American, Inc., 8.13%, 5/1/40	$333,760
		1,398,154
Total Corporate Bonds (Cost $5,847,976)		5,890,200

U.S. Treasury Obligations (13.8%)
U.S. Treasury Bonds
1,630,000	1.88%, 2/15/51	1,658,843
U.S. Treasury Notes
1,200,000	0.50%, 2/28/26	1,170,844
Total U.S. Treasury Obligations (Cost $2,763,401)		2,829,687

Investment Companies (5.2%)
12,511	iShares IBoxx High Yield Corporate Bond ETF	1,071,442
Total Investment Companies (Cost $1,086,674)		1,071,442

Investment in Affiliates (4.4%)
895,685	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(e)	895,685
Total Investment in Affiliates (Cost $895,685)		895,685

Total Investments (Cost $20,206,950) - 99.5%		20,426,413
Other assets in excess of liabilities — 0.5%		94,322
Net Assets - 100.0%		$20,520,735

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2021.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2021.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2021, illiquid securities were 4.5% of the Fund's net assets.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ETF	Exchange Traded Fund
H15T5Y	5 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (101.4%)
Alaska (1.7%)
$525,000	City of Valdez Alaska Revenue, 0.03%, 12/1/29, Continuously Callable @100(a)	$525,000
Florida (4.4%)
1,400,000	Palm Beach County Revenue, 0.06%, 7/1/32, Callable 1/3/22 @ 100, Northern Trust Co.*(a)	1,400,000
Illinois (14.5%)
130,000	City of Monmouth IL, GO, 4.00%, 12/1/21, BAM	130,012
165,000	City of Waukegan IL Water & Sewer System Revenue, 4.00%, 12/30/21, AGM	165,477
525,000	Cook County Community Unit School District No 401 Elmwood Park, GO, 3.00%, 12/1/21	525,037
340,000	Cook County School District No 162 Matteson, GO, Series B, 3.00%, 12/1/21, BAM	340,024
300,000	Cook County School District No 81 Schiller Park, GO, 5.00%, 12/1/23	326,957
405,000	Cook County School District No 88 Bellwood, GO, 4.00%, 12/1/22, BAM	419,346
130,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/22, AGM	133,379
200,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/23, AGM	209,825
200,000	Kankakee & Will Counties Community Unit School District No 5, GO, 5.00%, 12/1/21, BAM	200,024
100,000	Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, GO, 5.00%, 12/1/22, BAM	104,598
345,000	Village of Franklin Park IL, GO, 3.00%, 7/1/23, AGC	358,764
125,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/21	125,129
230,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/22	236,273
250,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/23	262,762
175,000	Village of Libertyville IL, GO, Series B, 4.00%, 5/1/22	177,659
175,000	Village of Libertyville IL, GO, Series B, 4.00%, 5/1/23	183,753
170,000	West Chicago Park District, GO, Series B, 3.00%, 12/1/22, BAM	174,608
500,000	Williamson & Johnson Counties Community Unit School District No 2 Marion, GO, 2.00%, 12/1/21, BAM	500,020
		4,573,647
Indiana (6.8%)
750,000	Hamilton Southeastern Schools, GO, Series B, 3.00%, 12/31/21, ST INTERCEPT	751,656
510,000	Lafayette School Corp., GO, 3.00%, 1/15/23, ST INTERCEPT	523,464
850,000	Lafayette School Corp., GO, 4.00%, 1/15/22, ST INTERCEPT	853,651
		2,128,771
Kansas (0.9%)
265,000	County of Pottawatomie KS, GO, Series A, 4.00%, 10/1/22	273,157

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Kentucky (11.1%)
$380,000	Bowling Green Independent School District Finance Corp. Revenue, 4.00%, 11/1/22, ST INTERCEPT	$391,965
380,000	County of Madison KY, GO, Series B, 5.00%, 3/1/22	384,443
200,000	Kentucky Association of Counties Finance Corp. Revenue, 2.00%, 2/1/23	203,588
1,000,000	Kentucky Interlocal School Transportation Association, 1.25%, 3/1/23, STATE INTERCEPT PROG FOR HIGHER ED	1,009,427
395,000	Leslie County School District Finance Corp. Revenue, 1.00%, 12/1/22, ST INTERCEPT	397,569
485,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/22, ST INTERCEPT	491,179
615,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/23, ST INTERCEPT	632,116
		3,510,287
Lousiana (1.0%)
325,000	Lafourche Parish School Board, GO, 5.00%, 3/1/22	328,710
Massachusetts (1.0%)
311,735	Town of Sherborn MA, GO, 1.00%, 8/24/22	313,388
Michigan (1.0%)
295,000	Charter Township of Brownstown MI, GO, 4.00%, 5/1/23	310,056
Minnesota (4.4%)
1,400,000	City of Minneapolis MN Revenue, Series B, 0.05%, 12/1/27, Callable 1/3/22 @ 100, WELLS FARGO*(a)	1,400,000
Mississippi (2.5%)
800,000	Mississippi Business Finance Corp. Revenue, Series C, 0.02%, 12/1/30, Callable 1/3/22 @ 100*(a)	800,000
Missouri (3.1%)
150,000	City of Sikeston MO Revenue, 3.00%, 6/1/22	151,990
225,000	County of Dunklin MO Revenue, 3.00%, 12/1/21	225,016
200,000	County of Dunklin MO Revenue, 3.00%, 12/1/22	205,198
200,000	Nixa Public Schools, 4.00%, 4/1/22	202,390
185,000	Nixa Public Schools, 4.00%, 4/1/23	193,628
		978,222
Montana (1.5%)
470,000	Four Corners County Water & Sewer District Special Assessment, Series A, 4.00%, 7/1/22, AGM	480,016
Nevada (1.8%)
525,000	Washoe County School District, GO, Series A, 5.00%, 6/1/23	561,626
North Dakota (0.7%)
200,000	City of Horace ND, GO, 3.00%, 5/1/23	206,669
Pennsylvania (2.0%)
580,000	Borough of Lewistown PA, GO, 4.00%, 12/15/23, BAM	621,958
Tennessee (10.4%)
255,000	County of Fayette TN, GO, 2.00%, 3/1/23	260,164
500,000	County of Hawkins TN, GO, 3.00%, 3/1/22	503,315
1,200,000	Loudon Industrial Development Board Revenue, 0.05%, 6/1/23, Continuously Callable @100, CITI: CITIGROUP(a)	1,200,000

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
November 30, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Tennessee, continued:
$1,300,000	Montgomery County Public Building Authority Revenue, 0.08%, 11/1/27, Callable 1/1/22 @ 100, Bank of America*(a)	$1,300,000
		3,263,479
Texas (25.3%)
815,000	Austin Texas Hotel Occupancy Tax Revenue, 0.07%, 11/15/29, Continuously Callable @100, JPM(a)	815,000
195,000	Brazoria County Municipal Utility District No 28, GO, Series A, 2.00%, 9/1/23, BAM	200,082
420,000	Broaddus Independent School District, GO, Series A, 4.00%, 2/15/23, PSF-GTD	438,294
215,000	City of Austin Texas Revenue, 5.00%, 11/15/22, Continuously Callable @100, AGC	215,835
300,000	City of Edinburg Texas, GO, 5.00%, 3/1/23, AGM	317,497
100,000	City of Elgin Texas, GO, 4.00%, 7/15/22, AGC	102,272
100,000	City of Elgin Texas, GO, 4.00%, 7/15/22, AGC	102,272
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGC	105,625
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGC	105,625
270,000	City of Gonzales Texas, GO, 4.00%, 3/1/22	272,504
375,000	City of Haltom City Texas, GO, Series A, 5.00%, 2/1/23	394,997
400,000	East Cedar Creek Fresh Water Supply District Revenue, 3.00%, 1/1/23, AGM	411,226
265,000	Fort Bend County Municipal Utility District No 130, GO, 2.00%, 9/1/22, AGM	268,137
165,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/22, AGC	166,489
180,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/23, AGC	187,843
380,000	Fort Bend County Municipal Utility District No 169, GO, 3.00%, 12/1/21, AGM	380,026
220,000	Fulshear Municipal Utility District No 3A, GO, 4.00%, 9/1/23, AGM	233,378
675,000	Galveston County Municipal Utility District No 56, GO, 4.50%, 12/1/22, AGM	702,611

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$170,000	Grand Mission Municipal Utility District No 1, GO, 3.00%, 9/1/22, AGM	$173,356
375,000	Harris County Municipal Utility District NO 278, GO, 4.00%, 9/1/23, BAM	397,803
570,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/22, AGM	577,004
200,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/22, AGM	203,888
450,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/23, AGM	469,224
250,000	Kaufman County Municipal Utility District No 14, GO, 2.00%, 3/1/23, AGM	254,591
300,000	San Patricio Municipal Water District Revenue, 3.00%, 7/10/23, AGM	311,997
165,000	Sienna Plantation Municipal Utility District No 12, GO, 3.00%, 9/1/22, AGC	168,333
		7,975,909
Wisconsin (6.7%)
250,000	City of Fond Du Lac WI Waterworks System Revenue, 4.00%, 9/1/22	256,838
830,000	City of Park Falls WI Water & Sewer System Revenue, 3.00%, 3/1/22	835,062
1,000,000	Milwaukee & Ozaukee County Joint School District No 2 Fox Point & Bayside Revenue, 1.00%, 8/30/22	1,004,750
		2,096,650
Wyoming (0.6%)
200,000	County of Lincoln Wyoming Revenue, Series E, 0.03%, 10/1/44, Continuously Callable @100(a)	200,000
Total Municipal Bonds (Cost $31,951,878)		31,947,545

Investment in Affiliates (0.2%)
58,387	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	58,387
Total Investment in Affiliates (Cost $58,387)		58,387

Total Investments (Cost $32,010,265) - 101.6%		32,005,932
Liabilities in excess of other assets — (1.6)%		(499,201)
Net Assets - 100.0%		$31,506,731

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at November 30, 2021.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
JPM	J.P. Morgan Chase Bank
PSF-GTD	Public School Fund Guaranteed

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (54.3%)
Aerospace & Defense (0.6%)
310	General Dynamics Corp.	$58,581
367	Hexcel Corp.(a)	18,856
165	L3Harris Technologies, Inc.	34,498
220	Lockheed Martin Corp.	73,330
71	Northrop Grumman Corp.	24,765
62	Raytheon Technologies Corp.	5,017
243	The Boeing Co.(a)	48,078
41	TransDigm Group, Inc.(a)	23,700
1,082	Virgin Galactic Holdings, Inc.(a)	17,312
		304,137
Air Freight & Logistics (0.1%)
365	Atlas Air Worldwide Holdings, Inc.(a)	31,978
72	United Parcel Service, Inc., Class B	14,282
		46,260
Airlines (0.0%^)
364	Southwest Airlines Co.(a)	16,162
Auto Components (0.3%)
595	BorgWarner, Inc.	25,752
756	Gentex Corp.	26,029
50	Lear Corp.	8,389
409	Patrick Industries, Inc.	32,626
352	XPEL, Inc.(a)	25,305
		118,101
Automobiles (0.5%)
216	Tesla, Inc.(a)	247,268
Banks (1.7%)
1,888	Bank of America Corp.	83,959
750	Citigroup, Inc.	47,775
563	East West Bancorp, Inc.	43,351
701	Financial Institutions, Inc.	21,591
1,967	JPMorgan Chase & Co.	312,419
715	People's United Financial, Inc.	12,184
94	SVB Financial Group(a)	65,079
170	The PNC Financial Services Group, Inc.	33,490
1,585	Truist Financial Corp.	94,006
1,737	U.S Bancorp	96,126
249	Western Alliance Bancorp	27,335
		837,315
Beverages (0.8%)
54	Coca-Cola Consolidated, Inc.	30,811
119	Keurig Dr Pepper, Inc.	4,045
632	Monster Beverage Corp.(a)	52,949
1,389	PepsiCo, Inc.	221,934
1,744	The Coca-Cola Co.	91,473
		401,212
Biotechnology (0.9%)
1,283	AbbVie, Inc.	147,904
101	Amgen, Inc.	20,087
272	Biogen, Inc.(a)	64,121
498	Exact Sciences Corp.(a)	42,514
789	Gilead Sciences, Inc.	54,386
1,015	Iovance Biotherapeutics, Inc.(a)	19,001
119	Moderna, Inc.(a)	41,939
96	Neurocrine Biosciences, Inc.(a)	7,992
77	Novavax, Inc.(a)	16,065
17	Regeneron Pharmaceuticals, Inc.(a)	10,821
309	Sage Therapeutics, Inc.(a)	12,023
45	Vertex Pharmaceuticals, Inc.(a)	8,412
		445,265
Building Products (0.2%)
235	Allegion PLC	29,055

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Building Products, continued:
150	Carrier Global Corp.	$8,118
132	Lennox International, Inc.	40,791
236	Simpson Manufacturing Co, Inc.	27,225
38	Trane Technologies PLC	7,093
		112,282
Capital Markets (2.4%)
260	Ameriprise Financial, Inc.	75,296
429	Artisan Partners Asset Management, Inc., Class A	19,189
87	BlackRock, Inc.	78,701
423	CME Group, Inc.	93,280
618	Cowen, Inc., Class A	21,865
329	Evercore, Inc.	45,632
816	GAMCO Investors, Inc., Class A	19,976
247	Houlihan Lokey, Inc.	26,809
452	Intercontinental Exchange, Inc.	59,085
112	LPL Financial Holdings, Inc.	17,652
80	Moody's Corp.	31,251
188	MSCI, Inc., Class A	118,337
399	Nasdaq, Inc.	81,089
156	Piper Sandler Cos	25,857
282	PJT Partners, Inc., Class A	21,455
230	S&P Global, Inc.	104,818
320	StoneX Group, Inc.(a)	17,976
307	T. Rowe Price Group, Inc.	61,385
607	The Goldman Sachs Group, Inc.	231,261
		1,150,914
Chemicals (0.9%)
517	AdvanSix, Inc.	23,415
79	Air Products & Chemicals, Inc.	22,708
366	Axalta Coating Systems, Ltd.(a)	11,097
1,297	CF Industries Holdings, Inc.	78,585
165	Chase Corp.	16,267
1	Corteva, Inc.	45
645	Dow, Inc.	35,430
224	Ecolab, Inc.	49,609
499	Hawkins, Inc.	16,557
202	Innospec, Inc.	16,402
574	Koppers Holdings, Inc.(a)	17,335
691	Olin Corp.	37,556
145	PPG Industries, Inc.	22,355
1,102	The Mosaic Co.	37,711
84	The Sherwin-Williams Co.	27,824
187	Westlake Chemical Corp.	17,376
		430,272
Commercial Services & Supplies (0.4%)
263	Cintas Corp.	111,036
35	Copart, Inc.(a)	5,081
36	Republic Services, Inc.	4,761
412	Waste Management, Inc.	66,196
		187,074
Communications Equipment (0.6%)
504	Arista Networks, Inc.(a)	62,526
713	Cambium Networks Corp.(a)	19,401
3,724	Cisco Systems, Inc.	204,224
26	Motorola Solutions, Inc.	6,583
		292,734
Construction & Engineering (0.3%)
1,040	Primoris Services Corp.	23,317
817	Quanta Services, Inc.	92,958
1,159	Sterling Construction Co, Inc.(a)	29,868
		146,143

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Construction Materials (0.1%)
160	Vulcan Materials Co.	$30,662
Consumer Finance (0.6%)
391	Capital One Financial Corp.	54,947
675	Enova International, Inc.(a)	25,731
508	Onemain Holdings, Inc.	25,293
2,756	Synchrony Financial	123,441
114	Upstart Holdings, Inc.(a)	23,358
117	World Acceptance Corp.(a)	24,034
		276,804
Containers & Packaging (0.4%)
157	AptarGroup, Inc.	18,776
485	Ball Corp.	45,323
991	Berry Global Group, Inc.(a)	68,428
197	Packaging Corp of America	25,726
257	Silgan Holdings, Inc.	10,658
270	UFP Technologies, Inc.(a)	18,055
		186,966
Distributors (0.1%)
193	Genuine Parts Co.	24,654
37	Pool Corp.	20,502
		45,156
Diversified Consumer Services (0.1%)
99	Bright Horizons Family Solutions, Inc.(a)	12,172
158	H&R Block, Inc.	3,742
417	Terminix Global Holdings, Inc.(a)	15,562
		31,476
Diversified Financial Services (0.5%)
585	Berkshire Hathaway, Inc., Class B(a)	161,863
1,984	Jefferies Financial Group, Inc.	74,559
322	Voya Financial, Inc.	20,009
		256,431
Diversified Telecommunication Services (0.3%)
869	AT&T, Inc.	19,839
2,481	Verizon Communications, Inc.	124,720
		144,559
Electric Utilities (0.5%)
50	Exelon Corp.	2,636
234	MGE Energy, Inc.	16,986
1,125	NextEra Energy, Inc.	97,627
344	Otter Tail Corp.	22,494
368	Portland General Electric Co.	17,911
2,273	PPL Corp.	63,258
152	Xcel Energy, Inc.	9,687
		230,599
Electrical Equipment (0.7%)
143	Acuity Brands, Inc.	28,793
40	AMETEK, Inc.	5,460
288	Atkore, Inc.(a)	30,672
65	Eaton Corp PLC	10,534
550	Emerson Electric Co.	48,312
299	Generac Holdings, Inc.(a)	125,951
782	Plug Power, Inc.(a)	31,162
359	Regal-Beloit Corp.	56,758
120	Vertiv Holdings Co.	3,077
		340,719
Electronic Equipment, Instruments & Components (1.1%)
1,347	Amphenol Corp., Class A	108,541
553	CDW Corp.	104,716
2,741	Corning, Inc.	101,664
650	Keysight Technologies, Inc.(a)	126,412
1,106	Kimball Electronics, Inc.(a)	23,469

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Electronic Equipment, Instruments & Components, continued:
677	Sanmina Corp.(a)	$24,738
32	Teledyne Technologies, Inc.(a)	13,289
9	Zebra Technologies Corp.(a)	5,299
		508,128
Energy Equipment & Services (0.2%)
581	Cactus, Inc., Class A	21,206
2,716	Schlumberger NV	77,895
		99,101
Entertainment (0.6%)
126	Activision Blizzard, Inc.	7,384
76	Netflix, Inc.(a)	48,784
231	Roblox Corp., Class A(a)	29,129
47	Spotify Technology SA(a)	11,210
199	Take-Two Interactive Software, Inc.(a)	33,010
612	The Walt Disney Co.(a)	88,679
1,273	Warner Music Group Corp., Class A	55,159
		273,355
Equity Real Estate Investment Trusts (2.3%)
1,420	American Homes 4 Rent, Class A	56,928
125	American Tower Corp.	32,810
793	CareTrust REIT, Inc.	16,027
312	CoreSite Realty Corp.	53,368
647	Crown Castle International Corp.	117,528
710	CubeSmart	38,283
815	Digital Reality Trust, Inc.	136,708
844	Duke Realty Corp.	49,230
5	Equinix, Inc.	4,061
359	Equity LifeStyle Properties, Inc.	29,187
314	Equity Residential	26,787
296	Extra Space Storage, Inc.	59,200
2,204	Getty Realty Corp.	67,288
694	Highwoods Properties, Inc.	29,981
1,164	Lamar Advertising Co.	127,179
336	PotlatchDeltic Corp.	18,191
426	Prologis, Inc.	64,219
185	Public Storage	60,565
51	SBA Communications Corp.	17,534
224	SL Green Realty Corp.	15,552
197	Sun Communities, Inc.	37,150
290	Welltower, Inc.	23,090
		1,080,866
Food & Staples Retailing (0.7%)
385	BJ's Wholesale Club Holdings, Inc.(a)	25,468
235	Costco Wholesale Corp.	126,754
321	Ingles Markets, Inc., Class A	24,646
1,158	Walmart, Inc.	162,850
		339,718
Food Products (0.4%)
94	Archer-Daniels-Midland Co.	5,848
39	Darling Ingredients, Inc.(a)	2,633
105	General Mills, Inc.	6,486
371	Ingredion, Inc.	34,551
287	Kellogg Co.	17,559
146	Lamb Weston Holdings, Inc.	7,580
123	Lancaster Colony Corp.	17,983
905	Mondelez International, Inc., Class A	53,341
178	The Hershey Co.	31,593
128	The JM Smucker Co.	16,188
		193,762
Gas Utilities (0.1%)
145	Chesapeake Utilities Corp.	18,467

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Gas Utilities, continued:
597	UGI Corp.	$24,626
		43,093
Health Care Equipment & Supplies (1.9%)
1,364	Abbott Laboratories	171,550
360	Baxter International, Inc.	26,845
48	Becton Dickinson & Co.	11,383
218	Boston Scientific Corp.(a)	8,299
675	Danaher Corp.	217,107
545	Edwards Lifesciences Corp.(a)	58,484
229	Hill-Rom Holdings, Inc.	35,610
233	Hologic, Inc.(a)	17,412
116	IDEXX Laboratories, Inc.(a)	70,536
408	Inari Medical, Inc.(a)	33,676
57	Intuitive Surgical, Inc.(a)	18,488
1,039	Medtronic PLC	110,861
683	Quidel Corp.(a)	100,784
39	ResMed, Inc.	9,939
26	Stryker Corp.	6,152
30	Teleflex, Inc.	8,923
40	The Cooper Cos, Inc.	15,059
12	West Pharmaceutical Services, Inc.	5,312
		926,420
Health Care Providers & Services (2.0%)
196	AMN Healthcare Services, Inc.(a)	22,346
466	Anthem, Inc.	189,303
76	Chemed Corp.	35,377
1,268	CVS Health Corp.	112,928
1,563	InfuSystem Holdings, Inc.(a)	25,868
218	Joint Corp. (The)(a)	17,422
596	Laboratory Corp of America Holdings(a)	170,057
163	Molina Healthcare, Inc.(a)	46,484
412	National Research Corp.	16,501
597	Owens & Minor, Inc.	23,880
504	Quest Diagnostics, Inc.	74,935
644	Select Medical Holdings Corp.	17,291
273	The Ensign Group, Inc.	20,838
421	UnitedHealth Group, Inc.	187,017
		960,247
Health Care Technology (0.2%)
52	Cerner Corp.	3,663
626	Computer Programs & System, Inc.(a)	18,448
227	Veeva Systems, Inc.(a)	64,146
		86,257
Hotels, Restaurants & Leisure (0.8%)
253	Airbnb, Inc., Class A(a)	43,653
509	Darden Restaurants, Inc.	70,217
103	Hilton Worldwide Holdings, Inc.(a)	13,912
314	McDonald's Corp.	76,804
1,331	Starbucks Corp.	145,931
155	Wingstop, Inc.	24,893
72	Yum China Holdings, Inc.	3,607
172	Yum! Brands, Inc.	21,128
		400,145
Household Durables (0.2%)
464	Garmin, Ltd.	61,963
146	Lennar Corp., Class A	15,337
		77,300
Household Products (0.5%)
473	Central Garden & Pet Co.(a)	22,789
248	Church & Dwight Co., Inc.	22,166
471	Colgate-Palmolive Co.	35,335

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Household Products, continued:
57	Kimberly-Clark Corp.	$7,428
121	The Clorox Co.	19,705
909	The Procter & Gamble Co.	131,423
		238,846
Independent Power and Renewable Electricity Producers (0.0%^)
812	AES Corp.	18,985
Industrial Conglomerates (0.4%)
267	3M Co	45,401
92	Carlisle Cos, Inc.	20,718
359	Honeywell International, Inc.	72,604
73	Roper Technologies, Inc.	33,883
		172,606
Insurance (1.0%)
216	Athene Holdings, Ltd., Class A(a)	17,695
305	Brighthouse Financial, Inc.(a)	14,826
118	Cincinnati Financial Corp.	13,440
592	FNF Group	28,955
85	Marsh & McLennan Cos, Inc.	13,942
1,686	Prudential Financial, Inc.	172,410
354	Stewart Information Services Corp.	25,212
335	The Allstate Corp.	36,421
148	The Hanover Insurance Group, Inc.	18,019
1,044	The Hartford Financial Services Group, Inc.	69,008
188	The Progressive Corp.	17,473
1,496	Unum Group	34,558
		461,959
Interactive Media & Services (2.5%)
136	Alphabet, Inc., Class A(a)	385,961
147	Alphabet, Inc., Class C(a)	418,809
893	Cargurus, Inc.(a)	33,488
1,027	Facebook, Inc., Class A(a)	333,220
475	Snap, Inc., Class A(a)	22,615
400	ZoomInfo Technologies, Inc., Class A(a)	24,680
		1,218,773
Internet & Direct Marketing Retail (1.6%)
182	Amazon.com, Inc.(a)	638,287
225	eBay, Inc.	15,178
360	Etsy, Inc.(a)	98,849
13	Wayfair, Inc., Class A(a)	3,222
		755,536
IT Services (1.6%)
444	Accenture PLC, Class A	158,686
620	Alliance Data Systems Corp.	42,259
96	Automatic Data Processing, Inc.	22,165
64	Cognizant Technology Solutions Corp., Class A	4,991
554	CSG Systems International, Inc.	29,201
677	DXC Technology Co.(a)	20,303
276	Fidelity National Information Services, Inc.	28,842
103	Fiserv, Inc.(a)	9,942
1,364	Hackett Group, Inc. (The)	27,907
247	International Business Machines Corp.	28,924
20	Jack Henry & Associates, Inc.	3,033
40	Kyndryl Holdings, Inc.(a)	632
301	MasterCard, Inc., Class A	94,791
63	Okta, Inc.(a)	13,559
186	Paychex, Inc.	22,171
205	Paypal Holdings, Inc.(a)	37,902
1,055	Teradata Corp.(a)	45,808
450	The Western Union Co.	7,119
253	TTEC Holdings, Inc.	21,351
250	VeriSign, Inc.(a)	59,978

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
IT Services, continued:
562	Visa, Inc., Class A	$108,899
		788,463
Leisure Products (0.1%)
176	Hasbro, Inc.	17,056
426	Peloton Interactive, Inc., Class A(a)	18,744
		35,800
Life Sciences Tools & Services (1.2%)
174	Agilent Technologies, Inc.	26,257
15	Bio-Techne Corp.	7,080
64	Charles River Laboratories International, Inc.(a)	23,416
21	Illumina, Inc.(a)	7,672
510	IQVIA Holdings, Inc.(a)	132,156
122	Medpace Holdings, Inc.(a)	25,304
29	Mettler-Toledo International, Inc.(a)	43,910
1,405	Stevanato Group SpA(a)	33,523
381	Thermo Fisher Scientific, Inc.	241,108
113	Waters Corp.(a)	37,072
		577,498
Machinery (1.2%)
1,105	Allison Transmission Holdings, Inc.	38,222
56	Caterpillar, Inc.	10,828
36	Deere & Co.	12,439
150	Dover Corp.	24,577
1,862	Fortive Corp.	137,546
304	Graco, Inc.	22,159
1,461	Hillenbrand, Inc.	65,161
300	IDEX Corp.	67,377
183	Illinois Tool Works, Inc.	42,483
4,355	Mueller Water Products, Inc., Class A	59,402
176	Omega Flex, Inc.	20,764
74	Otis Worldwide Corp.	5,950
21	Parker-Hannifin Corp.	6,343
70	Snap-on, Inc.	14,414
21	Stanley Black & Decker, Inc.	3,670
308	The Timken Co.	20,276
244	The Toro Co.	24,537
		576,148
Marine (0.1%)
338	Matson, Inc.	27,557
Media (1.0%)
118	Altice USA, Inc., Class A(a)	1,869
570	AMC Networks, Inc., Class A(a)	22,008
5	Cable One, Inc.	8,860
4,412	Comcast Corp., Class A	220,512
1,101	DISH Network Corp., Class A(a)	34,406
3,890	Entravision Communications Corp., Class A	28,903
258	Loyalty Ventures, Inc.(a)	7,405
321	TechTarget, Inc.(a)	31,018
1,530	TEGNA, Inc.	30,217
875	Thryv Holdings, Inc.(a)	34,204
2,512	ViacomCBS, Inc., Class B	77,746
		497,148
Metals & Mining (0.3%)
579	Commercial Metals Co.	17,891
436	Newmont Mining Corp.	23,945
260	Nucor Corp.	27,628
418	Reliance Steel & Aluminum Co.	62,127
		131,591
Mortgage Real Estate Investment Trusts (0.2%)
4,606	AGNC Investment Corp.	70,426

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multiline Retail (0.3%)
205	Dollar General Corp.	$45,366
427	Target Corp.	104,120
		149,486
Multi-Utilities (0.3%)
427	CenterPoint Energy, Inc.	11,064
308	MDU Resources Group, Inc.	8,387
297	NorthWestern Corp.	16,424
575	Public Service Enterprise Group, Inc.	35,932
3,372	Via Renewables, Inc.	37,665
354	WEC Energy Group, Inc.	30,773
		140,245
Oil, Gas & Consumable Fuels (2.0%)
2,004	Antero Midstream Corp.	19,459
217	Cheniere Energy, Inc.	22,744
753	Chevron Corp.	84,991
1,279	ConocoPhillips	89,696
3,048	Coterra Energy, Inc.	61,204
698	Diamondback Energy, Inc.	74,498
1,648	Dorian LPG, Ltd.	20,287
34	EOG Resources, Inc.	2,958
513	EQT Corp.(a)	9,968
1,539	Exxon Mobil Corp.	92,094
303	Kinder Morgan, Inc.	4,684
2,780	Magnolia Oil & Gas Corp., Class A	52,737
251	Oasis Petroleum, Inc.	30,095
2,403	Occidental Petroleum Corp.	71,249
1,630	ONEOK, Inc.	97,539
1,097	Phillips 66	75,879
469	Pioneer Natural Resources Co.	83,632
450	Renewable Energy Group, Inc.(a)	21,501
461	Whiting Petroleum Corp.(a)	29,822
673	World Fuel Services Corp.	16,818
		961,855
Paper & Forest Products (0.1%)
581	Clearwater Paper Corp.(a)	23,385
261	Louisiana-Pacific Corp.	17,057
		40,442
Personal Products (0.1%)
96	Medifast, Inc	19,751
1,273	Nature's Sunshine Products, Inc.	21,641
16	The Estee Lauder Cos, Inc., Class A	5,313
225	USANA Health Sciences, Inc.(a)	22,437
		69,142
Pharmaceuticals (1.5%)
686	Bristol-Myers Squibb Co.	36,790
1,047	Corcept Therapeutics, Inc.(a)	21,987
199	Eli Lilly & Co.	49,360
1,460	Innoviva, Inc.(a)	24,411
2,024	Johnson & Johnson	315,602
859	Merck & Co, Inc.	64,348
2,171	Pfizer, Inc.	116,648
809	Supernus Pharmaceuticals, Inc.(a)	24,246
383	Zoetis, Inc.	85,041
		738,433
Professional Services (0.5%)
81	Booz Allen Hamilton Holding Corp.	6,799
55	CoStar Group, Inc.(a)	4,277
108	FTI Consulting, Inc.(a)	15,778
34	IHS Markit, Ltd.	4,346
614	Jacobs Engineering Group, Inc.	87,532
458	Kforce, Inc.	35,097

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Professional Services, continued:
197	Leidos Holdings, Inc.	$17,318
205	ManpowerGroup, Inc.	18,374
245	Robert Half International, Inc.	27,237
27	Verisk Analytics, Inc., Class A	6,071
		222,829
Real Estate Management & Development (0.3%)
150	CBRE Group, Inc., Class A(a)	14,335
761	Exp World Holdings, Inc.	27,936
28	Jones Lang LaSalle, Inc.(a)	6,577
1,280	Newmark Group, Inc., Class A	20,557
1,041	Re/MAX Holdings, Inc.	28,617
993	Realogy Holdings Corp.(a)	15,084
753	The RMR Group, Inc., Class A	24,601
		137,707
Road & Rail (0.8%)
401	ArcBest Corp.	41,335
228	CSX Corp.	7,902
335	JB Hunt Transport Services, Inc.	64,039
24	Norfolk Southern Corp.	6,366
265	Old Dominion Freight Line, Inc.	94,120
285	Ryder System, Inc.	23,678
1,482	Uber Technologies, Inc.(a)	56,316
462	Union Pacific Corp.	108,866
		402,622
Semiconductors & Semiconductor Equipment (3.0%)
317	Advanced Micro Devices, Inc.(a)	50,203
973	Amkor Technology, Inc.	20,978
23	Analog Devices, Inc.	4,146
424	Applied Materials, Inc.	62,409
420	Broadcom, Inc.	232,546
31	Entegris, Inc.	4,528
1,279	Infineon Technologies AG ADR	58,092
1,960	Intel Corp.	96,432
202	Lam Research Corp.	137,330
119	Marvell Technology, Inc.	8,469
555	Microchip Technology, Inc.	46,304
684	Micron Technology, Inc.	57,456
712	NVIDIA Corp.	232,653
249	NXP Semiconductors NV	55,617
1,030	ON Semiconductor Corp.(a)	63,273
716	Qorvo, Inc.(a)	104,701
97	QUALCOMM, Inc.	17,514
669	Texas Instruments, Inc.	128,695
294	Xilinx, Inc.	67,164
		1,448,510
Software (5.2%)
286	Adobe, Inc.(a)	191,577
317	Alarm.com Holdings, Inc.(a)	25,293
545	Anaplan, Inc.(a)	23,331
173	Aspen Technology, Inc.(a)	25,090
949	Cadence Design Systems, Inc.(a)	168,410
265	Citrix Systems, Inc.	21,314
19	Crowdstrike Holdings, Inc., Class A(a)	4,126
193	DocuSign, Inc.(a)	47,547
312	Everbridge, Inc.(a)	35,387
174	Fair Isaac Corp.(a)	61,445
187	Fortinet, Inc.(a)	62,105
395	Intuit, Inc.	257,658
333	Manhattan Associates, Inc.(a)	52,001
3,025	Microsoft Corp.	1,000,035
383	Mimecast, Ltd.(a)	31,023

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Software, continued:
1,054	Oracle Corp.	$95,640
334	Palo Alto Networks, Inc.(a)	182,678
228	Qualys, Inc.(a)	29,706
97	RingCentral, Inc., Class A(a)	20,950
33	salesforce.com, Inc.(a)	9,404
78	ServiceNow, Inc.(a)	50,521
211	Zoom Video Communications, Inc., Class A(a)	44,607
147	Zscaler, Inc.(a)	51,005
		2,490,853
Specialty Retail (1.9%)
179	Asbury Automotive Group, Inc.(a)	29,292
1,031	AutoNation, Inc.(a)	127,689
49	AutoZone, Inc.(a)	89,036
586	Best Buy Co., Inc.	62,620
727	Foot Locker, Inc.	33,180
162	Group 1 Automotive, Inc.	31,549
27	Lithia Motors, Inc., Class Class A	7,866
203	Lowe's Cos., Inc.	49,652
826	OneWater Marine, Inc.	42,275
161	O'Reilly Automotive, Inc.(a)	102,744
219	Penske Automotive Group, Inc.	21,817
873	Shoe Carnival, Inc.	34,134
289	Sleep Number Corp.(a)	23,056
321	The Home Depot, Inc.	128,596
80	The TJX Cos., Inc.	5,552
45	Ulta Beauty, Inc.(a)	17,278
459	Williams-Sonoma, Inc.	89,432
127	Winmark Corp.	32,017
		927,785
Technology Hardware, Storage & Peripherals (1.8%)
4,495	Apple, Inc.	743,024
654	HP, Inc.	23,073
139	NetApp, Inc.	12,354
2,026	Pure Storage, Inc.(a)	62,745
		841,196
Textiles, Apparel & Luxury Goods (0.4%)
1,903	Hanesbrands, Inc.	30,733
138	Lululemon Athletica, Inc.(a)	62,709
664	NIKE, Inc., Class B	112,375
		205,817
Thrifts & Mortgage Finance (0.1%)
459	Axos Financial, Inc.(a)	25,984
Tobacco (0.1%)
381	Altria Group, Inc.	16,246
595	Philip Morris International, Inc.	51,134
		67,380
Trading Companies & Distributors (0.5%)
704	Air Lease Corp.	28,575
462	Boise Cascade Co.	29,951
94	Fastenal Co.	5,562
1,522	H&E Equipment Services, Inc.	64,076
984	MSC Industrial Direct Co., Inc.	77,441
57	Watsco, Inc.	16,685
		222,290
Water Utilities (0.1%)
205	American States Water Co.	19,307
99	American Water Works Co., Inc.	16,688
		35,995

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Wireless Telecommunication Services (0.1%)
536	T-Mobile US, Inc.(a)	$58,322
Total Common Stocks (Cost $14,837,741)		26,025,132

Asset Backed Securities (4.4%)
$200,000	Amur Equipment Finance Receivables IX LLC, Series 1A, Class C, 1.75%, 6/21/27, Callable 1/20/25 @ 100*(b)	200,564
138,667	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/45, Callable 11/18/22 @ 100*(b)	138,196
100,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/51, Callable 8/25/24 @ 100*(b)	98,289
190,000	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(b)	186,930
199,000	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(b)	199,802
70,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(b)	73,149
106,547	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.32%, 12/25/33, Callable 12/25/21 @ 100*(c)(d)	105,148
194,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(b)	202,128
77,600	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(b)	84,536
177,875	Textainer Marine Containers VIII, Ltd., Series 2A-A, Class A, 2.10%, 9/20/45, Callable 9/20/22 @ 100*(b)	177,811
188,667	Triton Container Finance VIII LLC, Series 2021- 1A, Class A, 1.86%, 3/20/46, Callable 4/20/23 @ 100*(b)	184,439
197,268	TRP-TRIP Rail Master Funding LLC, Series 2021- 2, Class A, 2.15%, 6/19/51, Callable 6/17/22 @ 100*(b)	196,350
41,014	UBS Commercial Mortgage Trust, Series 2018- C10, Class A1, 3.18%, 5/15/51, Callable 3/15/23 @ 100*	41,620
128,075	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(b)	127,494
94,763	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(b)	96,784
Total Asset Backed Securities (Cost $2,113,417)		2,113,240

Mortgage Backed Securities† (4.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
144,626	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.87%, 4/25/37, Callable 10/25/23 @ 100*(c)	122,366
Alt-A - Fixed Rate Mortgage Backed Securities (0.5%)
27,669	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35, Callable 12/25/21 @ 100*	27,394

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$41,950	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37, Callable 12/25/21 @ 100*	$42,314
53,422	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 4.92%, 6/25/36, Callable 12/25/21 @ 100*(c)	53,388
136,405	Nomura Asset Acceptance Corp., Series 2006- AF1, Class 1A2, 6.16%, 5/25/36, Callable 12/25/21 @ 100*(c)	43,067
50,590	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35, Callable 12/25/21 @ 100*	40,211
25,474	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35, Callable 12/25/21 @ 100*	25,624
		231,998
Prime Adjustable Rate Mortgage Backed Securities (0.8%)
97,040	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 2/25/43 @ 100*(b)(c)	98,322
200,430	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.58% (US0001M + 150 bps), 5/1/24(b)	199,408
50,000	Mello Warehouse Securitization Trust, Series 2021-1, Class A, 0.79% (US0001M + 70 bps), 2/25/55, Callable 2/25/24 @ 100*(b)	49,754
50,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.39% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(b)	49,918
		397,402
Prime Fixed Mortgage Backed Securities (0.3%)
21,497	CHL Mortgage Pass-Through Trust, Series 2005- 22, Class 2A1, 2.47%, 11/25/35, Callable 12/25/21 @ 100*(c)	20,496
61,748	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A2, 6.50%, 7/25/34, Callable 12/25/21 @ 100*	64,837
25,901	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37, Callable 12/25/21 @ 100*	16,081
41,994	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35, Callable 12/25/21 @ 100*	40,202
19,449	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 2/25/23 @ 100*(b)(c)	19,626
		161,242
Subprime Mortgage Backed Securities (0.4%)
58,209	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/25 @ 100*(b)(c)	59,151
35,383	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 8/25/24 @ 100*(b)(c)	35,890
74,968	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 11/25/25 @ 100*(b)(c)	76,851
		171,892
U.S. Government Agency Mortgage Backed Securities (1.9%)
67,979	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	69,274

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$62,591	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	$64,413
38,668	Fannie Mae, Series 2011-146, Class HE, 2.50%, 10/25/41	39,604
51,540	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	53,216
31,907	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	32,946
53,495	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	55,682
191,236	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	209,112
29,101	Fannie Mae, Series 2018-M13, Class A1, 3.82%, 3/25/30(c)	31,321
56,123	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	58,003
58,838	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	60,104
107,388	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	112,166
65,250	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	66,720
46,396	Government National Mortgage Assoc., Series 2020-5, Class PE, 3.00%, 9/20/49	47,073
		899,634
Total Mortgage Backed Securities (Cost $1,955,850)		1,984,534

Corporate Bonds (12.7%)
Aerospace & Defense (0.6%)
275,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100 *	285,619
Airlines (0.4%)
162,594	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 4/15/29	177,657
Banks (1.5%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	454,589
255,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	257,387
		711,976
Capital Markets (1.0%)
2,114	GAMCO Investors, Inc., 4.00%, 6/15/23, Callable 1/10/22 @ 100 *	2,093
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	266,675
200,000	LSEGA Financing PLC, 1.38%, 4/6/26, Callable 3/6/26 @ 100 *(b)	197,144
		465,912
Consumer Finance (0.4%)
200,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	202,216
Diversified Financial Services (0.4%)
160,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100 *	170,016
Diversified Telecommunication Services (0.7%)
328,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 *	332,729
Electric Utilities (0.9%)
210,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	223,411

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Electric Utilities, continued:
$200,000	Southern California Edison Co., 3.50%, 10/1/23, Callable 7/1/23 @ 100 *	$208,630
		432,041
Entertainment (0.3%)
155,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	154,745
Health Care Providers & Services (1.7%)
225,000	Advocate Health & Hospitals Corp., 2.21%, 6/15/30, Callable 3/15/30 @ 100 *	228,022
130,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	135,692
215,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	236,598
180,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	198,746
		799,058
Hotels, Restaurants & Leisure (1.3%)
290,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	313,939
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	85,744
190,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	212,024
		611,707
Insurance (0.4%)
200,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	207,284
Internet & Direct Marketing Retail (0.5%)
200,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	215,304
Multiline Retail (0.4%)
185,000	Target Corp., 2.25%, 4/15/25, Callable 3/15/25 @ 100 *	190,818
Oil, Gas & Consumable Fuels (0.4%)
180,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100 *	197,036
Semiconductors & Semiconductor Equipment (0.9%)
17,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(b)	16,791
318,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	348,181
70,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	74,908
		439,880
Specialty Retail (0.5%)
220,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	255,295
Technology Hardware, Storage & Peripherals (0.4%)
200,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	215,243
Total Corporate Bonds (Cost $5,909,838)		6,064,536

Taxable Municipal Bonds (7.1%)
Massachusetts (0.5%)
250,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	261,949
Michigan (1.4%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	261,723
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	219,474

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Active Core Fund
November 30, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Michigan, continued:
$200,000	Michigan State Housing Development Authority Revenue, Series B, 2.96%, 12/1/35, Continuously Callable @100	$207,076
		688,273
New York (0.5%)
225,000	New York City Housing Development Corp. Revenue, Class L, 2.79%, 5/1/28, Continuously Callable @100	234,443
Ohio (0.8%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	357,954
Oklahoma (0.9%)
200,000	The University of Oklahoma Revenue, 1.88%, 7/1/28	203,013
200,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	204,454
		407,467
Rhode Island (0.5%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	237,945
Texas (1.5%)
360,000	County of Burnet Texas, GO, 4.20%, 3/1/34, Pre-refunded 3/1/24 @ 100	386,852
350,000	Schertz-Cibolo-Universal City Independent School District, GO, 0.93%, 2/1/26, PSF-GTD	346,305
		733,157
Utah (0.5%)
250,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @100	250,667

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Washington (0.5%)
$250,000	Pierce County School District No 10 Tacoma, GO, 1.73%, 12/1/31, SCH BD GTY	$249,124
Total Taxable Municipal Bonds (Cost $3,308,919)		3,420,979

U.S. Government Agency Securities (0.7%)
Federal Home Loan Banks
350,000	0.63%, 8/26/26, Callable 2/26/22 @ 100 *(c)	346,359
Total U.S. Government Agency Securities (Cost $350,000)		346,359

U.S. Treasury Obligations (8.8%)
U.S. Treasury Bonds
590,000	1.75%, 8/15/41	579,398
U.S. Treasury Notes
817,000	1.13%, 2/15/31	797,596
429,000	1.38%, 10/15/22	433,324
1,097,000	2.00%, 4/30/24	1,131,967
1,204,000	2.25%, 2/15/27	1,269,091
		3,631,978
Total U.S. Treasury Obligations (Cost $4,183,018)		4,211,376

Investment Companies (3.6%)
3,500	Invesco Solar ETF	313,215
13,000	iShares MSCI EAFE Index Fund ETF	998,920
9,000	iShares MSCI Eurozone ETF	428,400
Total Investment Companies (Cost $1,231,926)		1,740,535

Investment in Affiliates (2.5%)
684,586	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(e)	684,586
52,409	Cavanal Hill World Energy Fund, Institutional Shares	505,759
Total Investment in Affiliates (Cost $1,174,122)		1,190,345

Total Investments (Cost $35,064,831) - 98.2%		47,097,036
Other assets in excess of liabilities — 1.8%		871,388
Net Assets - 100.0%		$47,968,424

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2021.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2021.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
November 30, 2021 (Unaudited)

Shares	Security Description	Value

Common Stocks (96.8%)
Airlines (0.5%)
1,690	JetBlue Airways Corp.(a)	$22,680
Auto Components (1.9%)
693	BorgWarner, Inc.	29,993
902	Gentex Corp.	31,056
160	Lear Corp.	26,846
		87,895
Banks (1.6%)
310	East West Bancorp, Inc.	23,870
72	SVB Financial Group(a)	49,848
		73,718
Biotechnology (1.1%)
203	Exact Sciences Corp.(a).	17,330
423	Neurocrine Biosciences, Inc.(a)	35,215
		52,545
Capital Markets (3.3%)
301	LPL Financial Holdings, Inc.	47,441
108	MSCI, Inc., Class A	67,980
177	Nasdaq, Inc.	35,972
		151,393
Chemicals (3.5%)
352	Albemarle Corp.	93,805
823	Axalta Coating Systems, Ltd.(a)	24,953
223	Celanese Corp., Class A	33,753
342	The Mosaic Co.	11,703
		164,214
Commercial Services & Supplies (0.3%)
261	Stericycle, Inc.(a)	14,747
Communications Equipment (1.6%)
600	Arista Networks, Inc.(a)	74,436
Construction & Engineering (1.4%)
563	Quanta Services, Inc.	64,058
Consumer Finance (0.6%)
609	Synchrony Financial	27,277
Containers & Packaging (1.8%)
216	AptarGroup, Inc.	25,831
139	Ball Corp.	12,990
618	Berry Global Group, Inc.(a)	42,673
		81,494
Diversified Consumer Services (0.2%)
296	Terminix Global Holdings, Inc.(a)	11,047
Diversified Financial Services (0.5%)
366	Voya Financial, Inc.	22,743
Electric Utilities (1.1%)
153	Alliant Energy Corp.	8,383
1,054	PPL Corp.	29,333
177	Xcel Energy, Inc.	11,280
		48,996
Electrical Equipment (3.6%)
166	Acuity Brands, Inc.	33,424
113	Generac Holdings, Inc.(a)	47,600
608	nVent Electric PLC	21,176
197	Regal-Beloit Corp.	31,146
718	Sunrun, Inc.(a)	33,057
		166,403
Electronic Equipment, Instruments & Components (1.9%)
454	CDW Corp.	85,969
Energy Equipment & Services (2.1%)
4,256	Baker Hughes Co.	99,335
Entertainment (0.5%)
141	Take-Two Interactive Software, Inc.(a)	23,389
Equity Real Estate Investment Trusts (7.6%)
1,009	Duke Realty Corp.	58,855
298	Extra Space Storage, Inc.	59,600

Shares	Security Description	Value

Common Stocks, continued:
Equity Real Estate Investment Trusts, continued:
276	SL Green Realty Corp.	$19,163
4,120	VICI Properties, Inc.	112,064
1,315	Welltower, Inc.	104,700
		354,382
Food Products (0.8%)
222	Ingredion, Inc.	20,675
132	Kellogg Co.	8,076
171	Lamb Weston Holdings, Inc.	8,878
		37,629
Health Care Equipment & Supplies (6.4%)
252	Hill-Rom Holdings, Inc.	39,186
595	Hologic, Inc.(a)	44,465
186	IDEXX Laboratories, Inc.(a)	113,101
96	Teleflex, Inc.	28,552
164	West Pharmaceutical Services, Inc.	72,596
		297,900
Hotels, Restaurants & Leisure (2.1%)
704	Hilton Worldwide Holdings, Inc.(a)	95,089
Household Products (1.0%)
292	Church & Dwight Co., Inc.	26,099
132	The Clorox Co.	21,496
		47,595
Independent Power and Renewable Electricity Producers (0.5%)
947	AES Corp.	22,141
Insurance (4.0%)
504	Brighthouse Financial, Inc.(a)	24,499
82	Reinsurance Group of America, Inc.	7,783
104	The Hanover Insurance Group, Inc.	12,662
1,606	The Hartford Financial Services Group, Inc.	106,156
1,498	Unum Group	34,604
		185,704
Internet & Direct Marketing Retail (2.9%)
485	Etsy, Inc.(a)	133,171
IT Services (4.8%)
519	Alliance Data Systems Corp.	35,375
800	DXC Technology Co.(a)	23,992
509	Genpact, Ltd.	24,570
171	MongoDB, Inc.(a)	85,175
78	Okta, Inc.(a)	16,788
245	Switch, Inc., Class A	6,701
653	Teradata Corp.(a)	28,353
		220,954
Life Sciences Tools & Services (1.8%)
79	Charles River Laboratories International, Inc.(a)	28,904
8	Mettler-Toledo International, Inc.(a)	12,113
136	Waters Corp.(a)	44,617
		85,634
Machinery (2.5%)
695	Allison Transmission Holdings, Inc.	24,040
353	Graco, Inc.	25,730
239	Pentair PLC	17,612
333	The Timken Co.	21,922
279	The Toro Co.	28,056
		117,360
Media (1.0%)
25	Cable One, Inc.	44,302
Mortgage Real Estate Investment Trusts (2.7%)
5,731	AGNC Investment Corp.	87,627
4,698	Annaly Capital Management, Inc.	38,054
		125,681
Multiline Retail (0.3%)
613	Nordstrom, Inc.(a)	12,977

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
November 30, 2021 (Unaudited)	Concluded

Shares	Security Description	Value

Common Stocks, continued:
Multi-Utilities (1.3%)
367	MDU Resources Group, Inc.	$9,993
399	Public Service Enterprise Group, Inc.	24,934
282	WEC Energy Group, Inc.	24,514
		59,441
Oil, Gas & Consumable Fuels (1.7%)
3,749	EQT Corp.(a)	72,843
102	ONEOK, Inc.	6,104
		78,947
Personal Products (0.8%)
3,727	Coty, Inc.(a)	36,264
Professional Services (4.1%)
546	Booz Allen Hamilton Holding Corp.	45,831
315	Leidos Holdings, Inc.	27,692
415	ManpowerGroup, Inc.	37,197
1,720	Nielsen Holdings PLC	32,955
242	Robert Half International, Inc.	26,903
215	Science Applications International Corp.	18,036
		188,614
Road & Rail (2.3%)
297	Old Dominion Freight Line, Inc.	105,485
Semiconductors & Semiconductor Equipment (6.4%)
1,219	ON Semiconductor Corp.(a)	74,883
1,309	Wolfspeed, Inc.(a)	160,510
258	Xilinx, Inc.	58,940
		294,333
Software (4.3%)
266	Citrix Systems, Inc.	21,394
81	DocuSign, Inc.(a)	19,955

Shares	Security Description	Value

Common Stocks, continued:
Software, continued:
219	Fortinet, Inc.(a)	$72,732
304	New Relic, Inc.(a)	33,692
523	Zendesk, Inc.(a)	53,404
		201,177
Specialty Retail (2.8%)
23	AutoZone, Inc.(a)	41,793
838	Foot Locker, Inc.	38,246
80	O'Reilly Automotive, Inc.(a)	51,053
		131,092
Technology Hardware, Storage & Peripherals (2.8%)
550	HP, Inc.	19,404
1,886	Western Digital Corp.(a)	109,086
		128,490
Textiles, Apparel & Luxury Goods (3.5%)
2,275	Hanesbrands, Inc.	36,741
275	Lululemon Athletica, Inc.(a)	124,963
		161,704
Trading Companies & Distributors (0.4%)
510	Air Lease Corp.	20,701

Water Utilities (0.5%)
143	American Water Works Co., Inc.	24,106
Total Common Stocks (Cost $4,162,496)		4,483,212

Investment in Affiliates (1.9%)
90,353	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	90,353
Total Investment in Affiliates (Cost $90,353)		90,353

Total Investments (Cost $4,252,849) - 98.7%		4,573,565
Other assets in excess of liabilities — 1.3%		60,508
Net Assets - 100.0%		$4,634,073

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Opportunistic Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (76.4%)
Auto Components (1.3%)
6,090	Aptiv PLC(a)	$976,532
Automobiles (1.4%)
18,895	General Motors Co.(a)	1,093,454
Banks (2.0%)
9,748	JPMorgan Chase & Co.	1,548,275
Beverages (1.4%)
6,750	PepsiCo, Inc.	1,078,515
Biotechnology (1.6%)
3,385	Moderna, Inc.(a)	1,192,976
Capital Markets (3.1%)
8,765	Intercontinental Exchange, Inc.	1,145,761
13,155	Morgan Stanley	1,247,357
		2,393,118
Construction & Engineering (1.7%)
18,918	AECOM(a)	1,304,207
Entertainment (1.3%)
8,120	Roblox Corp., Class A(a)	1,023,932
Health Care Equipment & Supplies (1.3%)
4,060	Stryker Corp.	960,718
Health Care Providers & Services (1.4%)
2,700	Anthem, Inc.	1,096,821
Hotels, Restaurants & Leisure (1.5%)
10,130	Starbucks Corp.	1,110,653
Household Durables (1.5%)
215	NVR, Inc.(a)	1,123,448
Household Products (1.3%)
10,840	Church & Dwight Co., Inc.	968,879
Industrial Conglomerates (1.3%)
5,065	Honeywell International, Inc.	1,024,346
Insurance (1.8%)
13,475	Prudential Financial, Inc.	1,377,953
Interactive Media & Services (4.6%)
785	Alphabet, Inc., Class C(a)	2,236,496
4,060	Facebook, Inc., Class A(a)	1,317,308
		3,553,804
Internet & Direct Marketing Retail (4.2%)
915	Amazon.com, Inc.(a)	3,208,969
IT Services (1.8%)
3,827	Accenture PLC, Class A	1,367,770
Life Sciences Tools & Services (3.2%)
4,390	IQVIA Holdings, Inc.(a)	1,137,581
55,899	Stevanato Group SpA(a)	1,333,750
		2,471,331
Machinery (3.2%)
17,590	Fortive Corp.	1,299,373
13,049	Westinghouse Air Brake Technologies Corp.	1,158,360
		2,457,733
Metals & Mining (0.7%)
14,055	Haynes International, Inc.	563,184
Oil, Gas & Consumable Fuels (3.0%)
26,950	Devon Energy Corp.	1,133,517
18,745	Marathon Petroleum Corp.	1,140,633
		2,274,150
Pharmaceuticals (2.5%)
8,120	Johnson & Johnson	1,266,151
242,395	MediWound, Ltd.(a)	647,195
		1,913,346
Road & Rail (1.0%)
19,405	Uber Technologies, Inc.(a)	737,390
Semiconductors & Semiconductor Equipment (3.4%)
2,025	Broadcom, Inc.	1,121,202

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Semiconductors & Semiconductor Equipment, continued:
6,534	NXP Semiconductors NV	$1,459,434
		2,580,636
Software (12.4%)
42,319	American Software, Inc., Class A	964,873
6,205	Everbridge, Inc.(a)	703,771
12,109	Microsoft Corp.	4,003,114
2,225	Palo Alto Networks, Inc.(a)	1,216,942
5,395	salesforce.com, Inc.(a)	1,537,359
1,690	ServiceNow, Inc.(a)	1,094,613
		9,520,672
Specialty Retail (1.4%)
9,435	Dick's Sporting Goods, Inc.	1,109,179
Technology Hardware, Storage & Peripherals (6.9%)
24,736	Apple, Inc.	4,088,861
37,400	Pure Storage, Inc.(a)	1,158,278
		5,247,139
Textiles, Apparel & Luxury Goods (3.5%)
6,765	LVMH Moet Hennessy Louis Vuitton SE ADR	1,059,196
9,435	NIKE, Inc., Class B	1,596,779
		2,655,975
Trading Companies & Distributors (0.7%)
13,475	H&E Equipment Services, Inc.	567,297
Total Common Stocks (Cost $54,925,035)		58,502,402

Corporate Bonds (14.8%)
Airlines (2.8%)
$1,851,000	Delta Air Lines, Inc., 7.38%, 1/15/26, Callable 12/15/25 @ 100 *	2,142,299
Hotels, Restaurants & Leisure (3.1%)
2,079,000	Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27	2,387,170
Machinery (2.3%)
1,554,000	Wabtec Corp., 4.95%, 9/15/28, Callable 6/15/28 @ 100 *	1,767,864
Oil, Gas & Consumable Fuels (6.6%)
1,280,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 *	1,390,812
1,355,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100 *	1,528,820
2,057,000	Matador Resources Co., 5.88%, 9/15/26, Callable 12/27/21 @ 104 *	2,089,912
		5,009,544
Total Corporate Bonds (Cost $10,778,046)		11,306,877

Investment Companies (6.1%)
101,535	Direxion Daily Small Capital Bear 3X Shares	3,038,943
111,755	ProShares Ultrapro Short S&P 500, 1.44%	1,610,389
Total Investment Companies (Cost $4,114,792)		4,649,332

Investment in Affiliates (2.5%)
1,943,620	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	1,943,620
Total Investment in Affiliates (Cost $1,943,620)		1,943,620

Total Investments (Cost $71,761,493) - 99.8%		76,402,231
Other assets in excess of liabilities — 0.2%		188,335
Net Assets - 100.0%		$76,590,566

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Opportunistic Fund
November 30, 2021 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	World Energy Fund
November 30, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (87.2%)
Auto Components (1.2%)
3,000	Aptiv PLC(a)	$481,050
Automobiles (1.1%)
7,000	General Motors Co.(a)	405,090
Chemicals (3.2%)
1,800	Albemarle Corp.	479,682
18,000	Livent Corp.(a)	545,220
19,000	Umicore SA ADR	230,470
		1,255,372
Electric Utilities (0.2%)
42	ALLETE, Inc.	2,463
22	American Electric Power Co., Inc.	1,783
119	Duke Energy Corp.	11,544
31	Evergy, Inc.	1,962
62	Fortis, Inc.	2,685
365	NextEra Energy, Inc.	31,675
70	NRG Energy, Inc.	2,521
30	Otter Tail Corp.	1,962
25	Pinnacle West Capital Corp.	1,626
167	The Southern Co.	10,204
		68,425
Electrical Equipment (4.1%)
27,000	Ballard Power Systems, Inc.(a)	409,320
10,000	Bloom Energy Corp., Class A(a)	274,800
20,000	ChargePoint Holdings, Inc.(a)	510,400
8,000	Sunrun, Inc.(a)	368,320
4,000	Vestas Wind Systems A/S ADR	44,400
		1,607,240
Energy Equipment & Services (17.2%)
45,000	Baker Hughes Co.	1,050,300
80,399	Halliburton Co.	1,735,814
260,000	Helix Energy Solutions Group, Inc.(a)	790,400
144	Helmerich & Payne, Inc.	3,233
61,726	Schlumberger NV	1,770,302
6,446	Tenaris SA ADR	127,115
39,000	Valaris, Ltd.(a)	1,211,340
		6,688,504
Gas Utilities (0.0%^)
45	Atmos Energy Corp.	4,064
20	Chesapeake Utilities Corp.	2,547
49	National Fuel & Gas Co.	2,833
30	Northwest Natural Holding Co.	1,294
27	Southwest Gas Holdings, Inc.	1,777
		12,515
Independent Power and Renewable Electricity Producers (0.0%^)
71	AES Corp.	1,660
152	Atlantica Yield PLC	5,831
63	Ormat Technologies, Inc.	4,756
70	Sunnova Energy International, Inc.(a)	2,588
52	Vistra Corp.	1,034
		15,869
Multi-Utilities (0.2%)
19	Consolidated Edison, Inc.	1,475
306	Dominion Resources, Inc.	21,787
32	DTE Energy Co.	3,467
259	MDU Resources Group, Inc.	7,053
500	National Grid PLC ADR	33,035
130	Sempra Energy	15,583
27	WEC Energy Group, Inc.	2,347
		84,747
Oil, Gas & Consumable Fuels (57.1%)
60,000	APA Corp.	1,546,200

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
64,886	BP PLC ADR	$1,684,441
12,000	Chesapeake Energy Corp.	714,480
2,265	Chevron Corp.	255,650
15,068	ConocoPhillips	1,056,719
11,000	Continental Resources, Inc.	487,740
35,000	Coterra Energy, Inc.	702,800
40,000	Devon Energy Corp.	1,682,400
15,000	Diamondback Energy, Inc.	1,600,950
16	DT Midstream, Inc.	734
10,788	Enbridge, Inc.	404,981
35	EOG Resources, Inc.	3,045
3,382	Exxon Mobil Corp.	202,379
30,000	Galp Energia SGPS SA ADR	138,900
15,400	Hess Corp.	1,147,608
1,142	Kinder Morgan, Inc.	17,655
64,000	Magnolia Oil & Gas Corp., Class A	1,214,080
80,000	Marathon Oil Corp.	1,239,200
34,285	Marathon Petroleum Corp.	2,086,242
9,812	ONEOK, Inc.	587,150
14,000	Ovintiv, Inc.	486,640
6,508	Pembina Pipeline Corp.	192,962
8,387	Phillips 66	580,129
10,000	Pioneer Natural Resources Co.	1,783,200
779	Royal Dutch Shell PLC ADR, Class A	32,749
7,248	TC Energy Corp.	340,004
12,101	TotalEnergies SE ADR	556,525
21,619	Valero Energy Corp.	1,447,176
		22,192,739
Semiconductors & Semiconductor Equipment (2.5%)
10,000	Infineon Technologies AG ADR	454,200
2,300	NXP Semiconductors NV	513,728
		967,928
Water Utilities (0.4%)
99	American States Water Co.	9,324
490	American Water Works Co., Inc.	82,599
1,091	Essential Utilities, Inc.	51,572
24	Middlesex Water Co.	2,473
35	SJW Group	2,357
		148,325
Total Common Stocks (Cost $27,863,977)		33,927,804

Corporate Bonds (6.1%)
Oil, Gas & Consumable Fuels (6.1%)
$400,000	Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100 *	421,832
450,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 1/10/22 @ 102 *	432,369
400,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 105 *(b)	409,512
500,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26 @ 100 *	493,261
200,000	Matador Resources Co., 5.88%, 9/15/26, Callable 12/27/21 @ 104 *	203,200
375,000	Suncor Energy, Inc., 3.10%, 5/15/25, Callable 4/15/25 @ 100 *	393,406
		2,353,580
Total Corporate Bonds (Cost $2,400,194)		2,353,580

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	World Energy Fund
November 30, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (4.1%)
1,579,051	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(c)	$1,579,051
Total Investment in Affiliates (Cost $1,579,051)		1,579,051

Total Investments (Cost $31,843,222) - 97.4%		37,860,435
Other assets in excess of liabilities — 2.6%		1,028,059
Net Assets - 100.0%		$38,888,494

The Advisor has determined that 43.7% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Hedged Income Fund
November 30, 2021 (Unaudited)

Shares	Security Description	Value

Common Stocks+ (97.7%)
Beverages (7.5%)
6,900	PepsiCo, Inc.	$1,102,482
18,600	The Coca-Cola Co.	975,570
		2,078,052
Biotechnology (4.0%)
9,500	AbbVie, Inc.	1,095,160
Capital Markets (7.3%)
1,300	BlackRock, Inc.	1,175,993
8,900	Morgan Stanley	843,898
		2,019,891
Chemicals (3.6%)
17,800	Dow, Inc.	977,754
Communications Equipment (3.6%)
17,900	Cisco Systems, Inc.	981,636
Containers & Packaging (2.5%)
5,300	Packaging Corp. of America	692,127
Diversified Telecommunication Services (5.8%)
19,700	AT&T, Inc.	449,751
23,100	Verizon Communications, Inc.	1,161,237
		1,610,988
Electric Utilities (7.7%)
9,600	American Electric Power Co., Inc.	778,080
13,800	Duke Energy Corp.	1,338,738
		2,116,818
Electrical Equipment (2.6%)
8,000	Emerson Electric Co.	702,720
Electronic Equipment, Instruments & Components (2.5%)
18,800	Corning, Inc.	697,292
Equity Real Estate Investment Trusts (7.6%)
4,800	Crown Castle International Corp	871,920
27,800	STAG Industrial, Inc.	1,211,524
		2,083,444
Health Care Equipment & Supplies (2.5%)
6,500	Medtronic PLC	693,550
Household Durables (2.2%)
4,500	Garmin, Ltd	600,930

Shares	Security Description	Value

Common Stocks+, continued:
Industrial Conglomerates (3.8%)
6,200	3M Co.	$1,054,248
Multiline Retail (2.7%)
3,000	Target Corp.	731,520
Oil, Gas & Consumable Fuels (9.4%)
12,400	ONEOK, Inc.	742,016
14,400	Phillips 66	996,048
18,600	TotalEnergies SE ADR	855,414
		2,593,478
Pharmaceuticals (6.6%)
14,100	AstraZeneca PLC ADR	773,103
13,800	Merck & Co., Inc.	1,033,758
		1,806,861
Semiconductors & Semiconductor Equipment (6.8%)
2,400	Broadcom, Inc.	1,328,832
2,900	Texas Instruments, Inc.	557,873
		1,886,705
Specialty Retail (3.6%)
2,500	The Home Depot, Inc.	1,001,525
Textiles, Apparel & Luxury Goods (2.1%)
8,100	VF Corp.	581,013
Trading Companies & Distributors (3.3%)
11,700	MSC Industrial Direct Co., Inc.	920,790
Total Common Stocks (Cost $26,734,277)		26,926,502

Purchased Option (1.0%)^
400	SPDR S&P 500 ETF Trust	293,200
Total Purchased Option (Cost $268,269)		293,200

Investment in Affiliates (2.3%)
620,248	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(a)	620,248
Total Investment in Affiliates (Cost $620,248)		620,248

Total Investments (Cost $27,622,794) - 101.0%		27,839,950
Liabilities in excess of other assets — (1.0)%		(278,005)
Net Assets - 100.0%		$27,561,945

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2021.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
^	See Options table below for more details.

At November 30, 2021, the Fund's exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

SPDR S&P 500 ETF Trust	Put	390.00 USD	3/18/22	400	$156,000	$293,200
Total (Cost $268,269)						$293,200

See notes to the schedule of portfolio investments.

Schedule of Portfolio Investments	Hedged Income Fund
November 30, 2021 (Unaudited)	Concluded

At November 30, 2021, the Fund's exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

3M Co.	Call	190.00 USD	12/17/21	62	$11,780	$(620)
Abbvie, Inc.	Call	115.00 USD	12/17/21	90	10,350	(22,950)
Abbvie, Inc.	Call	123.00 USD	12/31/21	5	615	(325)
American Electric Power Co., Inc.	Call	87.50 USD	1/21/22	96	8,400	(6,432)
AstraZeneca PLC	Call	60.00 USD	12/10/21	140	8,400	(1,120)
At&T, Inc.	Call	26.00 USD	12/17/21	196	5,096	(784)
BlackRock, Inc.	Call	950.00 USD	1/21/22	13	12,350	(29,263)
Broadcom, Inc.	Call	540.00 USD	12/17/21	24	12,960	(61,200)
Cisco Systems, Inc.	Call	58.00 USD	12/17/21	179	10,382	(3,759)
Corning, Inc.	Call	40.00 USD	12/17/21	188	7,520	(3,948)
Crown Castle International Corp.	Call	190.00 USD	12/17/21	48	9,120	(5,040)
Dow, Inc.	Call	61.00 USD	12/10/21	4	244	(36)
Dow, Inc.	Call	63.00 USD	12/31/21	174	10,962	(2,610)
Duke Energy Corp.	Call	105.00 USD	12/17/21	137	14,385	(2,055)
Emerson Electric Co.	Call	101.00 USD	12/10/21	80	8,080	(400)
Garmin, Ltd.	Call	155.00 USD	12/17/21	24	3,720	(480)
Garmin, Ltd.	Call	160.00 USD	1/21/22	21	3,360	(714)
Medtronic PLC	Call	126.00 USD	12/10/21	65	8,190	(975)
Merck & Co., Inc.	Call	80.00 USD	12/17/21	96	7,680	(7,008)
Merck & Co., Inc.	Call	88.00 USD	12/17/21	42	3,696	(924)
Morgan Stanley	Call	103.00 USD	12/10/21	89	9,167	(2,403)
MSC Industrial Direct Co.	Call	90.00 USD	1/21/22	117	10,530	(585)
ONEOK, Inc.	Call	60.00 USD	1/21/22	123	7,380	(39,360)
Packaging Corp. of America	Call	140.00 USD	12/17/21	38	5,320	(380)
Packaging Corp. of America	Call	145.00 USD	12/17/21	15	2,175	(75)
PepsiCo, Inc.	Call	160.00 USD	1/21/22	69	11,040	(29,118)
Phillips 66	Call	77.00 USD	12/10/21	143	11,011	(2,145)
Stag Industrial, Inc.	Call	45.00 USD	12/17/21	33	1,485	(1,584)
Stag Industrial, Inc.	Call	45.00 USD	3/18/22	244	10,980	(38,552)
Target Corp.	Call	250.00 USD	12/3/21	15	3,750	(1,140)
Target Corp.	Call	290.00 USD	12/17/21	12	3,480	(192)
Texas Instruments, Inc.	Call	200.00 USD	12/17/21	28	5,600	(5,544)
The Coca-Cola Co.	Call	57.00 USD	12/17/21	186	10,602	(1,116)
The Home Depot, Inc.	Call	365.00 USD	2/18/22	25	9,125	(107,750)
TotalEnergies SE	Call	50.00 USD	12/17/21	186	9,300	(3,906)
Verizon Communications, Inc.	Call	54.00 USD	12/10/21	230	12,420	(690)
VF Corp.	Call	81.00 USD	12/31/21	81	6,561	(2,430)
Total (Premiums $(695,220))						$(387,613)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes to the schedule of portfolio investments.

Notes to Schedules of Portfolio Investments
November 30, 2021 (Unaudited)

1.	Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2021 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value

Strategic Enhanced Yield Fund:
Amur Equipment Finance Receivables LLC, Series 2021-1A, E, 4.13%, 3/20/28	4/14/21	$599,953	$600,000	$594,320
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63	3/25/21	317,798	348,156	318,372

2.	Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending November 30, 2021 is noted below:

Fund	Fair Value 8/31/21	Purchases	Sales	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Shares as of 11/30/21	Dividend Income

Limited Duration Fund	$4,256,770	$15,856,628	$(14,984,386)	$—	$—	$5,129,012	5,129,012	$48
Moderate Duration Fund	1,478,458	2,571,420	(2,641,556)	—	—	1,408,322	1,408,322	24
Bond Fund	2,305,878	10,735,697	(10,219,144)	—	—	2,822,431	2,822,431	57
Strategic Enhanced Yield Fund	1,318,672	1,677,772	(2,100,759)	—	—	895,685	895,685	15
Ultra Short Tax-Free Income Fund	95,418	6,537,762	(6,574,793)	—	—	58,387	58,387	8
Active Core Fund	830,230	4,591,715	(4,737,359)	—	—	684,586	684,586	23
Mid Cap Diverse Leadership Fund	36,118	3,215,180	(3,160,945)	—	—	90,353	90,353	6
Opportunistic Fund	1,326,656	16,879,122	(16,262,158)	—	—	1,943,620	1,943,620	45
World Energy Fund	439,196	11,808,837	(10,668,982)	—	—	1,579,051	1,579,051	20
Hedged Income Fund	524,599	5,237,318	(5,141,669)	—	—	620,248	620,248	17
	$12,611,995	$79,111,451	$(76,491,751)	$—	$—	$15,231,695	15,231,695	$263

A summary of the Active Core Fund’s investment in an affiliated fund for the period ending November 30, 2021 is noted below:

Fund	Fair Value 8/31/21	Purchases	Sales	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/21	Shares as of 11/30/21	Dividend Income

World Energy Fund, Institutional Shares	$466,057	$—	$—	$—	$39,702	$505,759	52,409	$2,337
	$466,057	$—	$—	$—	$39,702	$505,759	52,409	$2,337